UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2021

Brian C. Janssen

Intermediate Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Intermediate Bond Fund of America® Annual report for the year ended August 31, 2021

Invest with the
goal of income
and stability

Intermediate Bond Fund of America seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 and Class A shares at net asset value. If a sales charge (maximum 2.50% for Class A shares) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for the period ended September 30, 2021 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	0.33%	2.59%	2.15%
Class A shares (reflecting 2.50% maximum sales charge)	–2.44	1.81	1.64

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.32% for Class F-2 shares and 0.61% for Class A shares as of the prospectus dated November 1, 2021 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class F-2 shares as of September 30, 2021, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.17%. The fund’s 12-month distribution rate for Class F-2 shares as of that date was 1.12%. The 30-day yield for Class A shares as of September 30, 2021, was 0.84%. The distribution rate for Class A shares as of that date was 0.80%. Class A share results reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

3	The value of a long-term perspective

4	Investment portfolio

31	Financial statements

58	Board of trustees and other officers

Fellow investors:

With the shock to markets from COVID-19 behind them, investors appear largely optimistic. Positive sentiment has boosted equities, but it also helped push bond yields higher. This led to mixed results across fixed income sectors. For the 12 months ended August 31, 2021, Intermediate Bond Fund of America (IBFA) returned 0.63%.

By comparison, the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index, a broad measure of the market in which the fund invests, lost 0.13%. The fund’s secondary benchmark, which better fits its investing approach, the Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index, returned 0.19%. The Lipper Short-Intermediate Investment Grade Debt Funds Average notched a 1.08% return. Results for other time periods are shown in the table below.

Investors received monthly dividends totaling about 16 cents a share and earned an income return of 1.13%, whether reinvested or taken in cash. The fund’s share price fell to $13.86 from $14.22.

Bond market overview

Results were mixed for bonds over the fund’s fiscal year, as different factors affected opposing ends of the risk spectrum. While credit thrived as riskier assets gained value amid the economic recovery, higher yields led to losses in most Treasury securities.

Although the Federal Reserve left short-term interest rates at approximately zero throughout the 12 months ending in August, broader bond market yields were livelier. As the period began, yields were near all-time lows for some maturities across the Treasury curve. While shorter term yields remained very low, some medium and longer term began to rise in early 2021. They receded somewhat but remained elevated compared to where the fiscal year began.

Rates ultimately ending the period higher led the Bloomberg U.S. Treasury Index1 to end lower, down 2.11%. However, inflation began creeping up in 2021. The Consumer Price Index increased to 5.25% — the highest rate since

Results at a glance

for periods ended August 31, 2021, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since Class A inception on 2/19/88)

Intermediate Bond Fund of America (Class F-2 shares)[2]	0.63%	2.74%	2.17%	4.72%
Intermediate Bond Fund of America (Class A shares)	0.34	2.47	1.92	4.47
Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index[3]	–0.13	2.29	2.00	5.04
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index[4]	0.19	2.50	2.32	—
Lipper Short-Intermediate Investment Grade Debt Funds Average[5]	1.08	2.38	2.23	5.02

[1]	The Bloomberg U.S. Treasury Index includes public obligations of the U.S. Treasury, i.e. U.S. government bonds. Certain Treasury bills are excluded by a maturity constraint. In addition, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS, are excluded.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index is a market value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to seven years, excluding BBB-rated securities. Source: Bloomberg Index Services Ltd.
[4]	Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index is a blended index consisting of 75% Bloomberg Government Credit 1-7 Years Index (defined in the previous footnote) and 25% Bloomberg U.S. Securitized Index. This latter component is a market value-weighted index that tracks the total return of dollar-denominated mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Source: Bloomberg Index Services Ltd.
[5]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Source: Refinitiv Lipper.

Intermediate Bond Fund of America	1

2008 — from a tame 1.31% a year earlier. That led Treasury Inflation-Protected Securities (TIPS), a subset of Treasuries that are pegged to the CPI, to return considerably more than the broader Treasury market. The Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index6 gained 5.56% over the 12 months ending in August 2021.

Riskier parts of the fixed income market, including corporate bonds, also fared well. Within that bond sector, high-yield bonds (those rated below BBB by the rating agencies) outpaced investment-grade bonds (rated BBB or higher). The Bloomberg U.S. Corporate High Yield Index7 gained 10.15%, while the Bloomberg U.S. Corporate Investment Grade Index8 gained 2.53% over the period. Investor optimism also drove corporate spreads — the premium investors are paid for taking on credit risk compared to owning government securities — much tighter. Issuance was strong over the period with companies taking advantage of relatively cheap debt costs due to very low yields and corporate spreads.

Inside the portfolio

During the period, IBFA remained focused on investing in lower risk investments such as U.S. Treasuries, mortgage-backed securities and investment-grade corporate bonds that aim to provide stability to an overall portfolio. Achieving strong results with this sort of approach in a time of economic recovery can be challenging. Such periods are characterized by relatively large gains in riskier asset prices and rising interest rates. The difficult environment was underscored by how low bond yields were as the fund’s fiscal year began, with the five-year Treasury yield at 0.25% — just above its historical low. However, strong sector and security investment decisions helped the fund to achieve a positive return and to beat both its primary and secondary benchmark indexes.

TIPS were the biggest driver of the fund’s positive return. These bonds, which are not in the fund’s benchmark index, gained value as inflation expectation rose. Anticipating the possibility that yields would rise, managers also positioned the portfolio to be less sensitive to interest rate risk than its benchmark. This also provided a boost to relative results.

Some mortgage- and asset-backed securities investments also enhanced returns. Earlier in the period, the portfolio held a greater concentration of mortgages than the benchmark when the sector gained. Good security selections within mortgage- and auto loan-backed security investments also provided a tailwind.

While investment decisions during the fiscal year were additive to results on balance, cutting corporate bond exposure to become less than that of the index, detracted from results. A small position in money market securities also had a negative impact.

To manage duration and curve positioning, the fund used both cash bonds and derivatives, such as interest rate swaps and futures. These derivatives were used primarily as a price-efficient way to shift interest rate exposure to varying maturities along the Treasury yield curve based on managers’ investment convictions. Over the year, the fund’s interest rate swaps had a net positive impact on results. Credit default swaps were also used to manage credit risk, which had a negative impact on results as corporate bond values rose.

Looking ahead

While the Delta variant has demonstrated that COVID-19’s threat to the economy is not yet over, we expect the recovery to proceed despite occasional setbacks. We believe this in part because, although the Fed has begun talking about withdrawing some support, it is likely to do so very gradually so not to upset markets. Fiscal stimulus, while less than the pandemic response, is also expected to remain elevated with new infrastructure spending likely from Washington.

Managers expect yields to rise at a gradual pace from here, as supply and demand dynamics should prevent very sharp increases. With that view, the portfolio is likely to remain relatively less exposed to interest rate risk than its benchmark. Although higher inflation expectations have been mostly priced into the TIPS market, the portfolio will continue to maintain an allocation to the sector as these securities should retain value or rise further if elevated inflation proves more resilient than investors think.

While corporate bonds should maintain strength amid economic recovery, we do not expect to see as dramatic a tightening to credit spreads as we saw over the past fiscal year. This will require strong attention to security selection, leveraging our analyst research to unearth opportunities for value.

As the pace of the recovery begins to slow, investors could face uncertainties such as supply chain disruptions, the inflation trend and the possibility of unforeseen economic shocks. Amid such challenges, Intermediate Bond Fund of America will maintain its mission to provide ballast to investors’ portfolios when volatility hits. We appreciate your support and trust in our portfolio management team.

Sincerely,

John R. Queen
President

October 12, 2021

For current information about the fund, visit capitalgroup.com.

[6]	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index consists of investment-grade, fixed-rate, publicly placed, dollar-denominated and non-convertible inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, and have at least $250 million par amount outstanding.
[7]	Bloomberg U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment-grade debt.
[8]	Bloomberg U.S. Corporate Investment Grade Index represents the universe of investment-grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.

2	Intermediate Bond Fund of America

The value of a long-term perspective

How a hypothetical $10,000 investment has grown (for the period February 19, 1988, to August 31, 2021, with all distributions reinvested)

Fund results shown are for Class F-2 shares and Class A shares. Class A share results reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment¹; thus, the net amount invested was $9,7502. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. For current information and month-end results, visit capitalgroup.com.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 4.75% prior to January 10, 2000, and 3.75% from that date until October 31, 2006.
[3]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
[4]	Results of the Lipper Short-Intermediate Investment Grade Debt Funds Average do not reflect any sales charges. Lipper Source: Refinitiv Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.
[5]	For the period February 19, 1988, commencement of operations, through August 31, 1988.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2021)

	1 year	5 years	10 years

Class F-2 shares	0.63%	2.74%	2.17%
Class A shares*	–2.14	1.95	1.66

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower.

Intermediate Bond Fund of America	3

Investment portfolio August 31, 2021

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	43.76%
AAA/Aaa	20.46
AA/Aa	5.73
A/A	12.93
BBB/Baa	7.22
Other	.38
Short-term securities & other assets less liabilities	9.51
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 90.48%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 42.24%
U.S. Treasury 27.87%
U.S. Treasury 2.875% 2021	$11,500	$11,539
U.S. Treasury 8.00% 2021	5,700	5,793
U.S. Treasury 0.125% 2022	200,000	200,004
U.S. Treasury 0.125% 2022	81,528	81,547
U.S. Treasury 0.125% 2022	34,748	34,765
U.S. Treasury 0.125% 2022	16,807	16,814
U.S. Treasury 0.125% 2022	10,000	10,005
U.S. Treasury 1.50% 2022	9,718	9,861
U.S. Treasury 0.079% 2023[1]	500,000	500,179
U.S. Treasury 0.125% 2023	225,912	225,205
U.S. Treasury 0.125% 2023	175,000	174,997
U.S. Treasury 0.125% 2023	167,200	167,073
U.S. Treasury 0.125% 2023	120,000	119,738
U.S. Treasury 0.125% 2023	118,067	118,021
U.S. Treasury 0.125% 2023	100,500	100,316
U.S. Treasury 0.125% 2023	100,000	99,834
U.S. Treasury 0.125% 2023	24,000	23,987
U.S. Treasury 0.125% 2023	4,003	4,000
U.S. Treasury 0.25% 2023	60,000	60,007
U.S. Treasury 0.25% 2023	55,000	55,073
U.S. Treasury 0.25% 2023	8,002	8,014
U.S. Treasury 1.25% 2023	30,300	30,915
U.S. Treasury 1.375% 2023	9,000	9,216
U.S. Treasury 1.50% 2023	19,500	19,897
U.S. Treasury 2.50% 2023	19,427	20,149
U.S. Treasury 2.875% 2023	70,000	73,987
U.S. Treasury 2.875% 2023	16,000	16,941
U.S. Treasury 7.125% 2023	15,000	16,527

4	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 0.125% 2024	$7,100	$7,072
U.S. Treasury 0.25% 2024	540,007	539,240
U.S. Treasury 0.25% 2024	72,900	72,699
U.S. Treasury 0.375% 2024	195,000	194,922
U.S. Treasury 0.375% 2024	20,000	20,022
U.S. Treasury 1.25% 2024	30,000	30,756
U.S. Treasury 1.50% 2024	222,641	230,042
U.S. Treasury 1.50% 2024	91,542	94,561
U.S. Treasury 1.75% 2024	27,155	28,235
U.S. Treasury 1.75% 2024	25,000	25,974
U.S. Treasury 2.125% 2024	74,600	78,473
U.S. Treasury 2.375% 2024	25,000	26,291
U.S. Treasury 0.25% 2025	147,061	144,736
U.S. Treasury 0.25% 2025	12,000	11,799
U.S. Treasury 0.375% 2025[2]	571,500	563,933
U.S. Treasury 0.375% 2025	13,000	12,839
U.S. Treasury 2.625% 2025	55,000	59,572
U.S. Treasury 2.75% 2025	67,500	73,179
U.S. Treasury 2.875% 2025	45,000	49,158
U.S. Treasury 0.375% 2026	3,750	3,697
U.S. Treasury 0.50% 2026	228,176	226,099
U.S. Treasury 0.625% 2026	13,758	13,660
U.S. Treasury 0.75% 2026	864,454	865,542
U.S. Treasury 0.75% 2026	579,432	579,891
U.S. Treasury 0.75% 2026	239,799	239,832
U.S. Treasury 0.75% 2026	23,691	23,657
U.S. Treasury 0.875% 2026	50,162	50,435
U.S. Treasury 1.625% 2026	25,000	26,025
U.S. Treasury 1.625% 2026	23,728	24,711
U.S. Treasury 1.875% 2026[2]	86,000	90,620
U.S. Treasury 1.875% 2026	65,000	68,443
U.S. Treasury 0.375% 2027	88,500	85,708
U.S. Treasury 0.50% 2027	504,350	491,077
U.S. Treasury 0.50% 2027	117,183	113,854
U.S. Treasury 0.50% 2027	88,465	86,447
U.S. Treasury 0.625% 2027	100,000	98,628
U.S. Treasury 0.625% 2027	14,769	14,430
U.S. Treasury 0.75% 2028	15,042	14,794
U.S. Treasury 1.00% 2028	9,982	9,928
U.S. Treasury 1.125% 2028	31,512	31,727
U.S. Treasury 1.25% 2028	102,800	104,218
U.S. Treasury 1.25% 2028	21,550	21,807
U.S. Treasury 1.25% 2028	19,342	19,599
U.S. Treasury 1.25% 2028	5,500	5,571
U.S. Treasury 0.625% 2030	33,000	31,331
U.S. Treasury 1.50% 2030	3,900	3,991
U.S. Treasury 1.125% 2031	74,168	73,143
U.S. Treasury 1.25% 2031	228,786	227,444
U.S. Treasury 1.625% 2031	46,029	47,430
U.S. Treasury 1.125% 2040	3,000	2,661
U.S. Treasury 1.375% 2040	1,970	1,822
U.S. Treasury 1.875% 2041	13,401	13,493
U.S. Treasury 2.25% 2041	355	379
U.S. Treasury 2.50% 2046	37,000	41,302
U.S. Treasury 2.50% 2046	19,500	21,751
U.S. Treasury 2.875% 2046	13,500	16,128
U.S. Treasury 2.375% 2049[2]	94,900	104,197
U.S. Treasury 2.875% 2049	37,600	45,361
U.S. Treasury 1.375% 2050	165,900	144,876
U.S. Treasury 1.625% 2050[2]	250,000	232,250
U.S. Treasury 2.00% 2050	30,100	30,539
U.S. Treasury 1.875% 2051	2,873	2,831
U.S. Treasury 2.375% 2051	3,117	3,435
		8,832,671

Intermediate Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities 14.37%
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	$439,997	$447,592
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	244,182	250,836
U.S. Treasury Inflation-Protected Security 0.125% 2023[3]	285,338	296,073
U.S. Treasury Inflation-Protected Security 0.375% 2023[3]	155,930	164,845
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	649,922	682,615
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	278,932	299,651
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	95,440	102,382
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]	126,048	135,225
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	71,763	76,897
U.S. Treasury Inflation-Protected Security 0.125% 2025[3]	78,866	85,041
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]	681,114	744,260
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	26,393	29,428
U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	840,049	938,312
U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	9,627	10,795
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	1,352	2,079
U.S. Treasury Inflation-Protected Security 0.75% 2042[2,3]	157,631	196,239
U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	83,461	94,345
		4,556,615

Total U.S. Treasury bonds & notes		13,389,286

Corporate bonds, notes & loans 20.95%
Financials 5.27%
ACE INA Holdings, Inc. 2.875% 2022	1,060	1,088
Allstate Corp. 0.75% 2025	7,656	7,609
Allstate Corp. 1.45% 2030	252	244
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[4]	2,549	2,663
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[4]	845	850
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[4]	13,274	13,900
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[4]	4,795	4,776
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[4]	1,900	1,907
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[4]	20,599	20,833
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[4]	68,988	69,937
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[4]	600	609
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[4]	5,099	4,999
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[4]	850	856
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[4]	3,578	3,711
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[4]	408	424
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[4]	5,000	4,931
Bank of New York Mellon Corp. 1.60% 2025	28,000	28,794
Bank of New Zealand 1.00% 2026[5]	21,000	20,915
Bank of Nova Scotia 1.35% 2026	16,650	16,780
Barclays Bank PLC 3.65% 2025	10,000	10,848
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[4,5]	600	623
Charles Schwab Corp. 3.85% 2025	10,825	11,962
Charles Schwab Corp. 1.15% 2026	1,675	1,685
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[4]	13,350	13,394
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[4]	4,979	5,144
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[4]	2,250	2,315
Crédit Agricole SA 4.375% 2025[5]	3,025	3,326
Credit Suisse Group AG 3.00% 2021	5,000	5,022
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,5]	21,863	22,508
Credit Suisse Group AG 3.80% 2023	16,500	17,404
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[4,5]	6,825	7,739
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[4,5]	650	678
Danske Bank AS 2.70% 2022[5]	10,000	10,121
Danske Bank AS 3.875% 2023[5]	15,000	15,920
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[4,5]	18,650	18,766
GE Capital Funding, LLC 4.40% 2030	1,250	1,466
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[4]	3,600	3,680
Goldman Sachs Group, Inc. 0.657% 2024 (USD-SOFR + 0.505% on 9/10/2023)[4]	1,205	1,205
Goldman Sachs Group, Inc. 3.50% 2025	1,433	1,552
Goldman Sachs Group, Inc. 0.855% 2026 (USD-SOFR + 0.609% on 2/12/2025)[4]	10,450	10,394
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[4]	35,500	35,240
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[4]	46,000	46,195
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[4]	675	678

6	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Goldman Sachs Group, Inc. 2.60% 2030	$11,179	$11,658
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[4]	3,134	3,170
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[4]	17,963	18,548
Groupe BPCE SA 5.15% 2024[5]	7,545	8,391
Groupe BPCE SA 1.00% 2026[5]	24,000	23,808
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[4,5]	17,325	17,428
Guardian Life Global Funding 2.90% 2024[5]	21,285	22,648
Guardian Life Global Funding 0.875% 2025[5]	14,800	14,718
Guardian Life Global Funding 1.25% 2027[5]	925	912
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[4]	3,315	3,423
HSBC Holdings PLC 0.732% 2024 (USD-SOFR + 0.534% on 8/17/2023)[4]	1,285	1,288
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[4]	20,450	21,415
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[4]	30,145	33,502
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[4]	525	530
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[4]	4,250	4,391
Intercontinental Exchange, Inc. 0.70% 2023	18,850	18,953
Intesa Sanpaolo SpA 3.25% 2024[5]	15,000	15,905
Intesa Sanpaolo SpA 3.875% 2027[5]	6,179	6,752
JPMorgan Chase & Co. 1.514% 2024 (USD-SOFR + 1.455% on 6/1/2023)[4]	16,150	16,442
JPMorgan Chase & Co. 0.563% 2025 (USD-SOFR + 0.375% on 2/16/2024)[4]	1,461	1,458
JPMorgan Chase & Co. 0.768% 2025 (USD-SOFR + 0.49% on 8/9/2024)[4]	1,900	1,897
JPMorgan Chase & Co. 0.824% 2025 (USD-SOFR + 0.54% on 6/1/2024)[4]	975	977
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[4]	41,750	43,459
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[4]	17,770	17,621
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[4]	22,929	23,653
JPMorgan Chase & Co. 2.083% 2026 (USD-SOFR + 1.85% on 4/22/2025)[4]	10,000	10,330
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[4]	14,549	14,372
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[4]	15,363	15,514
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[4]	295	299
JPMorgan Chase & Co. 1.764% 2031 (USD-SOFR + 1.05% on 11/19/2030)[4]	775	751
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[4]	53	55
Lloyds Banking Group PLC 3.87% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[4]	10,000	10,833
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[4]	31,110	31,238
Metropolitan Life Global Funding I 2.40% 2022[5]	16,490	16,780
Metropolitan Life Global Funding I 3.375% 2022[5]	14,850	15,021
Metropolitan Life Global Funding I 1.95% 2023[5]	5,000	5,111
Metropolitan Life Global Funding I 0.40% 2024[5]	950	947
Metropolitan Life Global Funding I 0.95% 2025[5]	31,676	31,745
Metropolitan Life Global Funding I 3.45% 2026[5]	1,650	1,832
Mitsubishi UFJ Financial Group, Inc. 1.412% 2025	30,000	30,383
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[4]	22,838	22,856
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[4]	6,479	6,822
Morgan Stanley 0.79% 2025 (USD-SOFR + 0.525% on 5/30/2024)[4]	16,965	16,933
Morgan Stanley 0.791% 2025 (USD-SOFR + 0.509% on 1/22/2024)[4]	2,000	2,004
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[4]	5,000	5,258
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[4]	35,487	35,071
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[4]	46,815	48,669
Morgan Stanley 3.125% 2026	770	836
Morgan Stanley 3.875% 2026	7,200	8,032
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[4]	41,400	41,584
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[4]	15,530	15,683
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[4]	10,000	9,781
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[4]	3,837	3,849
National Securities Clearing Corp. 0.40% 2023[5]	40,000	40,114
NatWest Group PLC 1.642% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026)[4]	20,000	20,132
New York Life Global Funding 1.70% 2021[5]	12,500	12,505
New York Life Global Funding 2.25% 2022[5]	11,120	11,316
New York Life Global Funding 2.875% 2024[5]	25,000	26,503
New York Life Global Funding 0.95% 2025[5]	3,368	3,378
New York Life Global Funding 2.00% 2025[5]	24,000	25,034
New York Life Global Funding 0.85% 2026[5]	20,870	20,739
Northwestern Mutual Global Funding 0.60% 2024[5]	1,350	1,352
Northwestern Mutual Global Funding 0.80% 2026[5]	43,438	43,003
PNC Bank 3.30% 2024	10,000	10,835

Intermediate Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
PNC Financial Services Group, Inc. 2.854% 2022[4]	$5,000	$5,154
Rabobank Nederland 4.625% 2023	10,000	10,886
Royal Bank of Canada 0.425% 2024	1,968	1,965
Royal Bank of Canada 1.20% 2026	20,950	21,003
Royal Bank of Scotland PLC 3.498% 2023 (3-month USD-LIBOR + 1.48% on 5/15/2022)[4]	23,500	24,001
Skandinaviska Enskilda Banken AB 1.875% 2021	13,025	13,032
Skandinaviska Enskilda Banken AB 2.80% 2022	8,300	8,419
Sumitomo Mitsui Banking Corp. 0.948% 2026	866	859
Sumitomo Mitsui Financial Group, Inc. 2.696% 2024	20,000	21,089
Toronto-Dominion Bank 0.45% 2023	2,500	2,503
Toronto-Dominion Bank 2.65% 2024	2,090	2,210
Toronto-Dominion Bank 1.20% 2026	22,600	22,745
U.S. Bancorp 2.40% 2024	25,000	26,327
U.S. Bank NA 3.40% 2023	14,675	15,510
UBS Group AG 1.49% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[4,5]	1,325	1,324
Wells Fargo & Company 0.805% 2025 (USD-SOFR + 0.51% on 5/19/2024)[4]	642	645
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[4]	55,000	57,488
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[4]	10,280	10,681
Wells Fargo & Company 3.00% 2026	7,847	8,495
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[4]	11,244	12,181
		1,670,655

Utilities 3.49%
AEP Transmission Co. LLC 3.10% 2026	7,000	7,623
Ameren Corp. 1.75% 2028	6,250	6,227
American Electric Power Company, Inc. 3.65% 2021	1,600	1,614
American Electric Power Company, Inc. 1.00% 2025	2,950	2,937
American Electric Power Company, Inc. 4.30% 2028	8,285	9,561
Avangrid, Inc. 3.20% 2025	14,625	15,670
CenterPoint Energy, Inc. 1.45% 2026	1,250	1,261
CenterPoint Energy, Inc. 2.65% 2031	1,000	1,039
CMS Energy Corp. 3.00% 2026	10,000	10,766
CMS Energy Corp. 3.45% 2027	11,081	12,302
Commonwealth Edison Company 2.55% 2026	11,270	12,002
Connecticut Light and Power Co. 0.75% 2025	27,823	27,684
Connecticut Light and Power Co. 2.05% 2031	100	101
Consolidated Edison Company of New York, Inc. 2.40% 2031	5,675	5,826
Dominion Energy, Inc. 1.45% 2026	31,050	31,329
Dominion Energy, Inc. 2.25% 2031	3,675	3,714
Dominion Resources, Inc. 2.85% 2026	4,849	5,193
Dominion Resources, Inc., junior subordinated, 3.071% 2024[4]	6,725	7,136
DTE Energy Company 2.85% 2026	10,000	10,701
DTE Energy Company 1.90% 2028	31,000	31,774
Duke Energy Carolinas, LLC 3.05% 2023	20,000	20,795
Duke Energy Carolinas, LLC 2.95% 2026	21,000	22,760
Duke Energy Carolinas, LLC 3.95% 2028	3,050	3,498
Duke Energy Corp. 3.75% 2024	3,200	3,435
Duke Energy Florida, LLC 1.75% 2030	24,469	24,196
Duke Energy Ohio, Inc. 2.125% 2030	2,600	2,637
Duke Energy Progress, Inc. 2.00% 2031	10,000	10,015
Duke Energy Progress, LLC 3.375% 2023	11,295	11,936
Edison International 3.55% 2024	7,000	7,450
Edison International 4.95% 2025	12,493	13,860
Edison International 5.75% 2027	4,553	5,208
Emera US Finance LP 0.833% 2024[5]	550	547
Emera US Finance LP 2.639% 2031[5]	400	408
Enel Finance International SA 3.50% 2028[5]	3,575	3,944
Entergy Corp. 0.90% 2025	6,025	5,953
Entergy Corp. 2.40% 2026	12,820	13,504
Entergy Corp. 1.90% 2028	22,273	22,275
Entergy Corp. 2.40% 2031	425	428
Entergy Texas, Inc. 1.75% 2031	2,425	2,337
Eversource Energy 2.375% 2022	1,414	1,439
Eversource Energy 1.40% 2026	39,525	39,631
Exelon Corp., junior subordinated, 3.497% 2022[4]	2,185	2,230

8	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
FirstEnergy Corp. 3.35% 2022[4]	$50,050	$50,618
FirstEnergy Corp. 2.05% 2025	17,723	18,011
FirstEnergy Corp. 1.60% 2026	27,793	27,547
FirstEnergy Corp. 4.40% 2027[4]	11,539	12,962
FirstEnergy Corp. 4.10% 2028[5]	7,800	8,853
FirstEnergy Corp. 2.25% 2030	1,500	1,487
FirstEnergy Corp. 2.65% 2030	1,500	1,530
FirstEnergy Corp. 7.375% 2031	6,354	8,890
FirstEnergy Transmission LLC 2.866% 2028[5]	33,425	35,380
Florida Power & Light Company 2.85% 2025	3,250	3,468
Gulf Power Co. 3.30% 2027	7,528	8,282
MidAmerican Energy Holdings Co. 3.10% 2027	413	453
Monongahela Power Co. 3.55% 2027[5]	28,000	30,929
NextEra Energy Capital Holdings, Inc. 0.65% 2023	1,900	1,908
NextEra Energy Capital Holdings, Inc. 1.90% 2028	15,475	15,702
Niagara Mohawk Power Corp. 3.508% 2024[5]	3,100	3,326
NSTAR Electric Co. 1.95% 2031	428	428
Oncor Electric Delivery Company LLC 2.75% 2024	2,550	2,701
Oncor Electric Delivery Company LLC 0.55% 2025	24,275	23,852
Pacific Gas and Electric Co. 1.367% 2023	4,000	3,990
Pacific Gas and Electric Co. 3.85% 2023	16,370	17,053
Pacific Gas and Electric Co. 3.40% 2024	2,500	2,611
Pacific Gas and Electric Co. 2.95% 2026	22,114	22,460
Pacific Gas and Electric Co. 3.15% 2026	17,837	18,197
Pacific Gas and Electric Co. 2.10% 2027	8,000	7,744
Pacific Gas and Electric Co. 3.30% 2027	15,800	16,297
Pacific Gas and Electric Co. 3.30% 2027	10,000	10,277
Pacific Gas and Electric Co. 3.00% 2028	2,932	2,931
Pacific Gas and Electric Co. 4.55% 2030	7,466	7,951
Pacific Gas and Electric Co. 2.50% 2031	30,000	28,290
Pacific Gas and Electric Co. 3.25% 2031	7,300	7,166
Progress Energy, Inc. 7.00% 2031	1,840	2,568
Progress Energy, Inc. 7.75% 2031	8,125	11,690
Public Service Company of Colorado 2.25% 2022	3,500	3,539
Public Service Company of Colorado 3.70% 2028	1,355	1,529
Public Service Company of Colorado 1.875% 2031	7,925	7,944
Public Service Electric and Gas Co. 3.00% 2025	3,734	3,996
Public Service Electric and Gas Co. 0.95% 2026	1,300	1,300
Public Service Electric and Gas Co. 1.90% 2031	10,000	10,005
Puget Energy, Inc. 6.00% 2021	6,258	6,258
Puget Energy, Inc. 5.625% 2022	8,086	8,355
San Diego Gas & Electric Co. 1.70% 2030	1,360	1,324
Southern California Edison Co. (3-month USD-LIBOR + 0.27%) 0.399% 2021[1]	13,925	13,928
Southern California Edison Co. 0.975% 2024	31,695	31,721
Southern California Edison Co. 3.70% 2025	28,980	31,721
Southern California Edison Co. 1.20% 2026	16,465	16,405
Southern California Edison Co. 3.65% 2028	2,445	2,686
Southern California Edison Co. 2.85% 2029	13,147	13,820
Southern California Edison Co. 2.25% 2030	7,321	7,330
Southern California Gas Company 2.55% 2030	9,000	9,404
Southwestern Electric Power Co. 1.65% 2026	13,068	13,275
Virginia Electric and Power Co. 2.95% 2022	4,662	4,677
Virginia Electric and Power Co., Series B, 3.45% 2022	1,334	1,366
WEC Energy Group, Inc. 0.55% 2023	20,000	20,012
WEC Energy Group, Inc. 0.80% 2024	8,350	8,392
WEC Energy Group, Inc. 1.375% 2027	30,000	29,678
Wisconsin Electric Power Co. 1.70% 2028	1,800	1,806
Xcel Energy, Inc. 3.35% 2026	5,000	5,460
Xcel Energy, Inc. 2.60% 2029	10,000	10,496
		1,104,925

Health care 2.53%
Abbott Laboratories 3.40% 2023	4,034	4,292
Abbott Laboratories 3.75% 2026	1,000	1,132
AbbVie, Inc. 3.45% 2022	8,464	8,563
AbbVie, Inc. 2.60% 2024	42,500	44,795
AbbVie, Inc. 3.85% 2024	5,000	5,401

Intermediate Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
AbbVie, Inc. 3.80% 2025	$5,917	$6,455
AbbVie, Inc. 2.95% 2026	17,185	18,531
AmerisourceBergen Corp. 0.737% 2023	22,856	22,896
Anthem, Inc. 2.375% 2025	33,250	34,798
AstraZeneca Finance LLC 0.70% 2024	11,300	11,316
AstraZeneca Finance LLC 1.20% 2026	42,564	42,809
AstraZeneca Finance LLC 1.75% 2028	23,010	23,381
AstraZeneca Finance LLC 2.25% 2031	22	23
AstraZeneca PLC 2.375% 2022	20,000	20,303
AstraZeneca PLC 3.50% 2023	18,850	19,940
AstraZeneca PLC 0.70% 2026	19,766	19,434
Becton, Dickinson and Company 3.70% 2027	5,852	6,531
Boston Scientific Corp. 3.45% 2024	17,875	19,050
Boston Scientific Corp. 1.90% 2025	4,880	5,035
Bristol-Myers Squibb Company 3.20% 2026	1,500	1,648
Centene Corp. 2.45% 2028	6,905	7,016
Centene Corp. 2.50% 2031	8,370	8,359
Centene Corp. 2.625% 2031	3,290	3,339
Cigna Corp. 3.75% 2023	4,182	4,431
Cigna Corp. 0.613% 2024	21,347	21,354
Cigna Corp. 4.125% 2025	8,415	9,406
Cigna Corp. 1.25% 2026	45,466	45,749
CVS Health Corp. 1.30% 2027	25,000	24,801
CVS Health Corp. 3.625% 2027	5,440	6,042
CVS Health Corp. 3.25% 2029	1,705	1,862
CVS Health Corp. 1.875% 2031	3,295	3,230
Eli Lilly and Company 2.75% 2025	3,857	4,115
Eli Lilly and Company 3.375% 2029	505	569
EMD Finance LLC 2.95% 2022[5]	4,620	4,669
EMD Finance LLC 3.25% 2025[5]	36,252	38,953
Gilead Sciences, Inc. 0.75% 2023	10,000	10,003
GlaxoSmithKline PLC 2.85% 2022	10,000	10,180
GlaxoSmithKline PLC 2.875% 2022	20,000	20,358
GlaxoSmithKline PLC 3.375% 2023	2,547	2,679
GlaxoSmithKline PLC 3.00% 2024	14,515	15,438
GlaxoSmithKline PLC 3.625% 2025	10,000	10,992
Laboratory Corporation of America Holdings 1.55% 2026	1,000	1,011
Laboratory Corporation of America Holdings 2.70% 2031	560	581
Merck & Co., Inc. 2.80% 2023	26,506	27,617
Merck & Co., Inc. 2.90% 2024	11,284	11,928
Merck & Co., Inc. 2.75% 2025	1,083	1,155
Novartis Capital Corp. 1.75% 2025	2,361	2,440
Novartis Capital Corp. 2.00% 2027	2,260	2,355
Novartis Capital Corp. 2.20% 2030	13,430	13,985
Pfizer, Inc. 2.95% 2024	29,990	31,893
Pfizer, Inc. 2.75% 2026	779	846
Roche Holdings, Inc. 0.991% 2026[5]	20,000	20,012
Shire PLC 2.875% 2023	14,299	14,937
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	38,075	41,141
Thermo Fisher Scientific, Inc. 1.75% 2028	8,324	8,405
Thermo Fisher Scientific, Inc. 2.00% 2031	108	108
UnitedHealth Group, Inc. 2.375% 2024	8,045	8,478
UnitedHealth Group, Inc. 1.15% 2026	26,607	26,807
UnitedHealth Group, Inc. 2.00% 2030	14,500	14,732
UnitedHealth Group, Inc. 2.30% 2031	2,959	3,066
		801,375

Consumer discretionary 2.23%
Amazon.com, Inc. 3.30% 2021	5,000	5,014
Amazon.com, Inc. 0.25% 2023	19,120	19,168
Amazon.com, Inc. 0.45% 2024	20,445	20,460
Amazon.com, Inc. 1.00% 2026	11,000	11,062
Amazon.com, Inc. 1.20% 2027	5,000	5,027
Amazon.com, Inc. 1.65% 2028	54,770	55,807
Amazon.com, Inc. 1.50% 2030	5,000	4,919
Amazon.com, Inc. 2.10% 2031	19,620	20,134
American Honda Finance Corp. 2.60% 2022	12,000	12,331

10	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
American Honda Finance Corp. 0.55% 2024	$25,727	$25,674
American Honda Finance Corp. 1.00% 2025	13,000	13,032
American Honda Finance Corp. 1.20% 2025	15,273	15,422
American Honda Finance Corp. 2.00% 2028	725	746
Bayerische Motoren Werke AG 0.75% 2024[5]	15,000	15,076
Bayerische Motoren Werke AG 0.80% 2024[5]	10,643	10,708
Bayerische Motoren Werke AG 3.15% 2024[5]	30,000	31,889
Bayerische Motoren Werke AG 1.25% 2026[5]	9,825	9,864
Bayerische Motoren Werke AG 2.55% 2031[5]	14,910	15,621
BMW Finance NV 2.25% 2022[5]	22,500	22,932
DaimlerChrysler North America Holding Corp. 2.55% 2022[5]	15,000	15,322
DaimlerChrysler North America Holding Corp. 0.75% 2024[5]	13,350	13,389
DaimlerChrysler North America Holding Corp. 2.70% 2024[5]	8,000	8,413
DaimlerChrysler North America Holding Corp. 1.45% 2026[5]	18,350	18,542
General Motors Company 5.40% 2023	3,822	4,180
General Motors Financial Co. 1.05% 2024	11,869	11,947
General Motors Financial Co. 2.75% 2025	16,456	17,290
General Motors Financial Co. 2.90% 2025	1,000	1,057
General Motors Financial Co. 1.25% 2026	1,134	1,127
General Motors Financial Co. 1.50% 2026	43,063	43,113
General Motors Financial Co. 2.40% 2028	600	612
General Motors Financial Co. 2.70% 2031	300	305
Home Depot, Inc. 2.50% 2027	5,000	5,353
Home Depot, Inc. 1.375% 2031	4,125	3,986
Hyundai Capital America 3.25% 2022[5]	5,008	5,149
Hyundai Capital America 0.80% 2023[5]	45,800	45,862
Hyundai Capital America 0.80% 2024[5]	1,440	1,435
Hyundai Capital America 0.875% 2024[5]	1,000	997
Hyundai Capital America 1.80% 2025[5]	6,831	6,919
Hyundai Capital America 1.30% 2026[5]	885	876
Hyundai Capital America 1.50% 2026[5]	20,850	20,751
Hyundai Capital America 2.375% 2027[5]	745	763
Hyundai Capital America 2.00% 2028[5]	575	573
Toyota Motor Corp. 1.339% 2026	20,000	20,283
Toyota Motor Credit Corp. 2.70% 2023	4,890	5,052
Toyota Motor Credit Corp. 0.45% 2024	10,855	10,850
Toyota Motor Credit Corp. 2.90% 2024	5,064	5,371
Toyota Motor Credit Corp. 3.35% 2024	10,010	10,674
Toyota Motor Credit Corp. 0.80% 2025	5,607	5,578
Toyota Motor Credit Corp. 0.80% 2026	7,285	7,211
Toyota Motor Credit Corp. 1.125% 2026	5,268	5,286
Toyota Motor Credit Corp. 1.90% 2028	9,400	9,648
Volkswagen Group of America Finance, LLC 4.00% 2021[5]	4,105	4,134
Volkswagen Group of America Finance, LLC 2.70% 2022[5]	21,732	22,269
Volkswagen Group of America Finance, LLC 2.90% 2022[5]	10,000	10,174
Volkswagen Group of America Finance, LLC 3.125% 2023[5]	10,000	10,418
Volkswagen Group of America Finance, LLC 4.25% 2023[5]	9,500	10,209
Volkswagen Group of America Finance, LLC 2.85% 2024[5]	6,176	6,522
Volkswagen Group of America Finance, LLC 1.25% 2025[5]	17,175	17,192
Volkswagen Group of America Finance, LLC 1.625% 2027[5]	4,265	4,260
		707,978

Information technology 1.42%
Apple, Inc. 1.80% 2024	38,750	40,170
Apple, Inc. 0.55% 2025	20,000	19,838
Apple, Inc. 1.125% 2025	7,590	7,682
Apple, Inc. 0.70% 2026	19,359	19,256
Apple, Inc. 1.20% 2028	39,199	38,814
Apple, Inc. 1.40% 2028	13,575	13,545
Apple, Inc. 1.25% 2030	800	771
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	7,500	8,282
Broadcom, Inc. 3.15% 2025	15,000	16,069
Broadcom, Inc. 1.95% 2028[5]	5,558	5,559
Fidelity National Information Services, Inc. 0.375% 2023	3,825	3,824
Fidelity National Information Services, Inc. 0.60% 2024	1,265	1,266
Fidelity National Information Services, Inc. 1.15% 2026	10,510	10,463
Fidelity National Information Services, Inc. 1.65% 2028	8,160	8,165

Intermediate Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Fiserv, Inc. 3.20% 2026	$51,000	$55,456
Fiserv, Inc. 2.65% 2030	3,661	3,806
Fortinet, Inc. 1.00% 2026	18,915	18,807
Global Payments, Inc. 2.65% 2025	1,300	1,367
Global Payments, Inc. 1.20% 2026	11,476	11,409
Global Payments, Inc. 2.90% 2030	2,775	2,919
Intuit, Inc. 0.95% 2025	2,200	2,210
Intuit, Inc. 1.35% 2027	1,325	1,339
Microsoft Corp. 2.875% 2024	2,830	2,987
Microsoft Corp. 2.40% 2026	29,289	31,313
Oracle Corp. 1.65% 2026	32,540	33,071
Oracle Corp. 2.30% 2028	26,415	27,310
Oracle Corp. 2.875% 2031	21,359	22,515
PayPal Holdings, Inc. 1.35% 2023	10,020	10,196
PayPal Holdings, Inc. 1.65% 2025	6,989	7,197
PayPal Holdings, Inc. 2.30% 2030	2,808	2,922
salesforce.com, inc. 1.50% 2028	15,675	15,741
salesforce.com, inc. 1.95% 2031	150	152
VeriSign, Inc. 2.70% 2031	3,437	3,540
Visa, Inc. 0.75% 2027	500	492
Visa, Inc. 1.10% 2031	800	761
		449,214

Communication services 1.41%
Alphabet, Inc. 0.80% 2027	4,270	4,175
Alphabet, Inc. 1.10% 2030	2,500	2,376
Alphabet, Inc. 2.05% 2050	2,055	1,868
AT&T, Inc. 1.70% 2026	51,400	52,096
AT&T, Inc. 2.30% 2027	37,574	39,217
AT&T, Inc. 1.65% 2028	12,360	12,360
AT&T, Inc. 4.30% 2030	760	885
AT&T, Inc. 2.75% 2031	9,544	10,009
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	42,050	45,669
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	9,407	9,647
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	931	908
Comcast Corp. 3.10% 2025	1,418	1,525
Comcast Corp. 3.95% 2025	25,105	28,027
Comcast Corp. 2.65% 2030	10,306	10,849
Comcast Corp. 1.50% 2031	6,000	5,756
Comcast Corp. 1.95% 2031	6,874	6,825
SBA Tower Trust 1.631% 2026[5]	33,592	33,924
T-Mobile US, Inc. 3.50% 2025	19,675	21,261
T-Mobile US, Inc. 1.50% 2026	7,500	7,559
T-Mobile US, Inc. 3.75% 2027	29,000	32,139
T-Mobile US, Inc. 2.05% 2028	950	968
T-Mobile US, Inc. 3.875% 2030	3,534	3,964
T-Mobile US, Inc. 2.25% 2031	447	445
Verizon Communications, Inc. 0.85% 2025	10,339	10,267
Verizon Communications, Inc. 1.45% 2026	58,950	59,753
Verizon Communications, Inc. 3.00% 2027	7,925	8,577
Verizon Communications, Inc. 2.10% 2028	4,500	4,622
Verizon Communications, Inc. 1.68% 2030	11,213	10,839
Verizon Communications, Inc. 1.75% 2031	953	924
Verizon Communications, Inc. 2.55% 2031	18,925	19,564
		446,998

Consumer staples 1.38%
7-Eleven, Inc. 0.625% 2023[5]	8,555	8,549
7-Eleven, Inc. 0.80% 2024[5]	1,180	1,180
7-Eleven, Inc. 0.95% 2026[5]	12,701	12,535
7-Eleven, Inc. 1.30% 2028[5]	11,240	10,928
7-Eleven, Inc. 1.80% 2031[5]	28,512	27,598
Altria Group, Inc. 2.35% 2025	6,902	7,202
Altria Group, Inc. 4.40% 2026	8,708	9,863
Altria Group, Inc. 4.80% 2029	1,761	2,050
Altria Group, Inc. 2.45% 2032	25,444	24,883
British American Tobacco PLC 2.789% 2024	35,000	36,789

12	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
British American Tobacco PLC 3.215% 2026	$25,000	$26,701
British American Tobacco PLC 4.70% 2027	3,931	4,468
British American Tobacco PLC 3.462% 2029	1,000	1,067
Coca-Cola Company 1.00% 2028	21,250	20,746
Conagra Brands, Inc. 4.30% 2024	35,980	39,212
Conagra Brands, Inc. 1.375% 2027	17,415	17,091
Keurig Dr Pepper, Inc. 4.057% 2023	15,074	15,992
Keurig Dr Pepper, Inc. 4.417% 2025	5,321	5,955
Kimberly-Clark Corp. 1.05% 2027	1,320	1,310
Nestlé Holdings, Inc. 3.35% 2023[5]	2,000	2,119
Nestlé Holdings, Inc. 0.625% 2026[5]	10,000	9,876
Nestlé Holdings, Inc. 1.00% 2027[5]	5,700	5,596
PepsiCo, Inc. 1.625% 2030	406	405
PepsiCo, Inc. 1.40% 2031	2,218	2,176
Philip Morris International, Inc. 2.90% 2021	4,500	4,524
Philip Morris International, Inc. 2.375% 2022	13,000	13,242
Philip Morris International, Inc. 2.50% 2022	15,000	15,354
Philip Morris International, Inc. 1.50% 2025	15,436	15,744
Philip Morris International, Inc. 0.875% 2026	9,206	9,102
Procter & Gamble Company 0.55% 2025	2,056	2,042
Procter & Gamble Company 1.00% 2026	5,942	5,978
Procter & Gamble Company 1.20% 2030	1,000	965
Reynolds American, Inc. 4.45% 2025	5,940	6,585
Unilever Capital Corp. 2.60% 2024	32,500	34,194
Wal-Mart Stores, Inc. 2.85% 2024	32,500	34,612
		436,633

Industrials 1.30%
3M Co. 3.25% 2024	25,000	26,631
3M Co. 2.65% 2025	12,000	12,759
Boeing Company 2.70% 2022	5,000	5,076
Boeing Company 4.508% 2023	4,000	4,239
Boeing Company 1.95% 2024	25,000	25,640
Boeing Company 4.875% 2025	2,500	2,796
Boeing Company 2.196% 2026	30,000	30,123
Boeing Company 2.75% 2026	10,788	11,281
Boeing Company 5.04% 2027	552	637
Boeing Company 3.25% 2028	10,621	11,400
Boeing Company 5.15% 2030	5,104	6,044
Boeing Company 3.625% 2031	297	322
Emerson Electric Co. 1.80% 2027	6,753	6,950
General Dynamics Corp. 1.15% 2026	52,150	52,754
General Dynamics Corp. 2.25% 2031	273	283
General Electric Co. 3.45% 2027	2,450	2,704
General Electric Co. 3.625% 2030	14,711	16,554
Honeywell International, Inc. 1.85% 2021	12,500	12,517
Honeywell International, Inc. 2.30% 2024	24,100	25,337
L3Harris Technologies, Inc. 1.80% 2031	275	269
Masco Corp. 1.50% 2028	4,158	4,104
Otis Worldwide Corp. 2.293% 2027	2,000	2,097
Raytheon Technologies Corp. 1.90% 2031	788	779
Roper Technologies, Inc. 1.00% 2025	8,000	7,985
Siemens AG 1.70% 2021[5]	20,000	20,011
Siemens AG 2.70% 2022[5]	20,000	20,277
Siemens AG 2.90% 2022[5]	5,000	5,102
Siemens AG 0.40% 2023[5]	12,011	12,056
Siemens AG 0.65% 2024[5]	11,363	11,431
Siemens AG 1.20% 2026[5]	10,147	10,190
Siemens AG 1.70% 2028[5]	625	632
Union Pacific Corp. 3.50% 2023	38,750	40,829
Union Pacific Corp. 3.15% 2024	9,803	10,431
Union Pacific Corp. 2.15% 2027	1,500	1,567
Union Pacific Corp. 2.375% 2031	10,325	10,678
United Technologies Corp. 3.65% 2023	178	189
		412,674

Intermediate Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy 1.07%
BP Capital Markets PLC 3.79% 2024	$2,500	$2,683
Canadian Natural Resources, Ltd. 2.95% 2023	9,000	9,288
Canadian Natural Resources, Ltd. 2.05% 2025	1,840	1,894
Chevron Corp. 2.498% 2022	6,000	6,059
Chevron Corp. 1.554% 2025	10,000	10,259
Chevron Corp. 1.995% 2027	11,101	11,523
Chevron USA, Inc. 0.687% 2025	3,543	3,523
Chevron USA, Inc. 1.018% 2027	2,992	2,945
Enbridge, Inc. 2.90% 2022	22,500	22,956
Enbridge, Inc. 4.00% 2023	10,000	10,621
Enbridge, Inc. 2.50% 2025	2,500	2,621
Energy Transfer Operating LP 2.90% 2025	22,690	23,826
Energy Transfer Operating LP 3.75% 2030	42,750	46,458
Energy Transfer Partners LP 4.20% 2023	8,105	8,633
Exxon Mobil Corp. 2.019% 2024	9,779	10,203
Exxon Mobil Corp. 2.992% 2025	5,000	5,351
Exxon Mobil Corp. 2.61% 2030	5,000	5,297
Kinder Morgan, Inc. 4.30% 2028	1,000	1,143
Marathon Petroleum Corp. 4.50% 2023	10,000	10,599
MPLX LP 1.75% 2026	7,911	8,015
ONEOK, Inc. 2.20% 2025	878	903
ONEOK, Inc. 5.85% 2026	26,677	31,347
ONEOK, Inc. 4.55% 2028	9,117	10,407
ONEOK, Inc. 6.35% 2031	5,904	7,613
Pioneer Natural Resources Company 1.125% 2026	12,586	12,475
Plains All American Pipeline LP 3.80% 2030	2,269	2,447
Qatar Petroleum 1.375% 2026[5]	1,700	1,704
SA Global Sukuk, Ltd. 0.946% 2024[5]	730	728
SA Global Sukuk, Ltd. 1.602% 2026[5]	22,505	22,571
SA Global Sukuk, Ltd. 2.694% 2031[5]	400	410
Saudi Arabian Oil Co. 1.625% 2025[5]	4,040	4,086
Shell International Finance BV 0.375% 2023	10,000	10,015
Shell International Finance BV 2.00% 2024	4,000	4,171
Statoil ASA 2.75% 2021	2,120	2,130
Total Capital International 2.434% 2025	6,245	6,561
TransCanada PipeLines, Ltd. 2.50% 2022	10,000	10,203
TransCanada PipeLines, Ltd. 4.10% 2030	3,343	3,832
Williams Companies, Inc. 3.50% 2030	3,166	3,479
Williams Companies, Inc. 2.60% 2031	425	434
		339,413

Real estate 0.62%
Alexandria Real Estate Equities, Inc. 3.80% 2026	3,875	4,320
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,250	1,420
Alexandria Real Estate Equities, Inc. 2.75% 2029	2,285	2,409
American Campus Communities, Inc. 4.125% 2024	5,230	5,694
American Campus Communities, Inc. 3.30% 2026	7,540	8,130
American Tower Corp. 1.60% 2026	29,243	29,556
American Tower Corp. 2.70% 2031	255	265
Corporate Office Properties LP 2.25% 2026	3,253	3,358
Corporate Office Properties LP 2.00% 2029	4,494	4,459
Corporate Office Properties LP 2.75% 2031	1,289	1,317
Crown Castle International Corp. 2.50% 2031	335	340
Equinix, Inc. 2.625% 2024	30,443	32,002
Equinix, Inc. 1.25% 2025	14,633	14,659
Equinix, Inc. 1.45% 2026	25,753	25,842
Equinix, Inc. 1.80% 2027	6,163	6,260
Equinix, Inc. 1.55% 2028	4,910	4,860
Equinix, Inc. 2.00% 2028	13,563	13,765
Equinix, Inc. 2.15% 2030	7,462	7,444
Equinix, Inc. 2.50% 2031	337	346
Invitation Homes Operating Partnership LP 2.00% 2031	228	222
Public Storage 0.875% 2026	7,296	7,248
Public Storage 1.85% 2028	15,896	16,261
Public Storage 2.30% 2031	317	327

14	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Scentre Group 3.25% 2025[5]	$1,360	$1,460
Sun Communities Operating LP 2.70% 2031	278	283
WEA Finance LLC 3.75% 2024[5]	3,790	4,047
		196,294

Materials 0.23%
Anglo American Capital PLC 5.375% 2025[5]	10,000	11,410
ArcelorMittal 3.60% 2024	2,058	2,193
Dow Chemical Co. 2.10% 2030	12,000	12,090
Glencore Funding LLC 1.625% 2026[5]	21,000	21,084
International Flavors & Fragrances, Inc. 1.23% 2025[5]	10,000	9,975
International Flavors & Fragrances, Inc. 1.832% 2027[5]	5,062	5,103
International Flavors & Fragrances, Inc. 2.30% 2030[5]	1,000	1,014
LYB International Finance III, LLC 1.25% 2025	2,782	2,786
LYB International Finance III, LLC 2.25% 2030	1,631	1,660
Praxair, Inc. 1.10% 2030	4,191	3,971
Vale Overseas, Ltd. 3.75% 2030	2,291	2,445
		73,731

Total corporate bonds, notes & loans		6,639,890

Mortgage-backed obligations 14.14%
Federal agency mortgage-backed obligations 7.96%
Fannie Mae Pool #458079 9.102% 2026[6]	6	6
Fannie Mae Pool #AW8166 3.00% 2027[6]	535	565
Fannie Mae Pool #AX3597 3.00% 2027[6]	301	317
Fannie Mae Pool #AO0800 3.00% 2027[6]	238	252
Fannie Mae Pool #MA2973 3.00% 2027[6]	7	8
Fannie Mae Pool #AJ3916 3.00% 2027[6]	2	2
Fannie Mae Pool #AU6794 3.00% 2028[6]	41	44
Fannie Mae Pool #AU6682 3.00% 2028[6]	7	8
Fannie Mae Pool #AW4349 3.00% 2029[6]	16	17
Fannie Mae Pool #BM4299 3.00% 2030[6]	1,696	1,788
Fannie Mae Pool #AY2719 3.00% 2030[6]	512	541
Fannie Mae Pool #AZ0554 3.50% 2030[6]	104	111
Fannie Mae Pool #AZ4646 3.50% 2030[6]	98	105
Fannie Mae Pool #AY1948 3.50% 2030[6]	85	92
Fannie Mae Pool #AS7323 2.50% 2031[6]	1,111	1,173
Fannie Mae Pool #BD2402 3.00% 2031[6]	122	130
Fannie Mae Pool #FM1162 2.50% 2032[6]	1,021	1,077
Fannie Mae Pool #BM1036 2.50% 2032[6]	120	127
Fannie Mae Pool #BM3501 3.00% 2032[6]	718	760
Fannie Mae Pool #BE7150 3.50% 2032[6]	391	419
Fannie Mae Pool #BJ9182 3.00% 2033[6]	1,324	1,417
Fannie Mae Pool #BN3184 3.00% 2033[6]	729	771
Fannie Mae Pool #BJ7193 3.00% 2033[6]	493	524
Fannie Mae Pool #BJ4790 3.00% 2033[6]	126	134
Fannie Mae Pool #BJ6880 3.00% 2033[6]	28	30
Fannie Mae Pool #MA3463 4.00% 2033[6]	17,261	18,316
Fannie Mae Pool #695412 5.00% 2033[6]	5	5
Fannie Mae Pool #BK0499 3.00% 2034[6]	230	244
Fannie Mae Pool #FM1490 3.50% 2034[6]	2,428	2,600
Fannie Mae Pool #BN1087 4.00% 2034[6]	16	17
Fannie Mae Pool #AD3566 5.00% 2035[6]	58	64
Fannie Mae Pool #888698 7.00% 2037[6]	50	59
Fannie Mae Pool #AC0794 5.00% 2039[6]	252	289
Fannie Mae Pool #931768 5.00% 2039[6]	47	54
Fannie Mae Pool #932606 5.00% 2040[6]	123	139
Fannie Mae Pool #AB1084 5.50% 2040[6]	177	200
Fannie Mae Pool #MA4387 2.00% 2041[6]	14,398	14,760
Fannie Mae Pool #AJ1873 4.00% 2041[6]	265	295
Fannie Mae Pool #AE1248 5.00% 2041[6]	333	378
Fannie Mae Pool #AE1277 5.00% 2041[6]	147	168
Fannie Mae Pool #AE1283 5.00% 2041[6]	80	89
Fannie Mae Pool #AE1290 5.00% 2042[6]	166	188
Fannie Mae Pool #AL3829 3.50% 2043[6]	2,118	2,313
Fannie Mae Pool #AT7161 3.50% 2043[6]	881	958
Fannie Mae Pool #AR1512 3.50% 2043[6]	498	541

Intermediate Bond Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AT0412 3.50% 2043[6]	$244		$266
Fannie Mae Pool #AT3954 3.50% 2043[6]	140		153
Fannie Mae Pool #AT0300 3.50% 2043[6]	89		96
Fannie Mae Pool #AY1829 3.50% 2044[6]	141		151
Fannie Mae Pool #AX8521 3.50% 2044[6]	59		64
Fannie Mae Pool #AW8240 3.50% 2044[6]	39		41
Fannie Mae Pool #BE5017 3.50% 2045[6]	1,072		1,162
Fannie Mae Pool #BE5009 3.50% 2045[6]	131		140
Fannie Mae Pool #AS8583 3.50% 2047[6]	28,368		30,251
Fannie Mae Pool #BE8740 3.50% 2047[6]	984		1,068
Fannie Mae Pool #BE8742 3.50% 2047[6]	287		311
Fannie Mae Pool #BH2848 3.50% 2047[6]	135		145
Fannie Mae Pool #BH2846 3.50% 2047[6]	133		144
Fannie Mae Pool #BH2847 3.50% 2047[6]	101		108
Fannie Mae Pool #BJ5015 4.00% 2047[6]	2,083		2,287
Fannie Mae Pool #BH3122 4.00% 2047[6]	51		55
Fannie Mae Pool #BM4488 3.376% 2048[1,6]	12,530		13,128
Fannie Mae Pool #BM3788 3.50% 2048[6]	43,511		47,365
Fannie Mae Pool #BJ4901 3.50% 2048[6]	720		783
Fannie Mae Pool #BN0292 3.921% 2048[1,6]	4,273		4,496
Fannie Mae Pool #FM2202 4.00% 2048[6]	10,305		11,020
Fannie Mae Pool #CA3180 4.00% 2048[6]	3,853		4,139
Fannie Mae Pool #BK6840 4.00% 2048[6]	1,359		1,487
Fannie Mae Pool #BK5232 4.00% 2048[6]	1,029		1,126
Fannie Mae Pool #CA2850 4.00% 2048[6]	563		623
Fannie Mae Pool #BK9743 4.00% 2048[6]	403		444
Fannie Mae Pool #BK9761 4.50% 2048[6]	208		229
Fannie Mae Pool #BK4873 5.00% 2048[6]	1,927		2,119
Fannie Mae Pool #CA4151 3.50% 2049[6]	10,366		11,402
Fannie Mae Pool #FM1062 3.50% 2049[6]	8,709		9,510
Fannie Mae Pool #FM1443 3.50% 2049[6]	6,503		7,020
Fannie Mae Pool #BJ8411 3.50% 2049[6]	2,116		2,301
Fannie Mae Pool #BJ8402 3.52% 2049[1,6]	2,398		2,508
Fannie Mae Pool #BF0320 5.50% 2049[6]	3,272		3,798
Fannie Mae Pool #CA5333 3.00% 2050[6]	73,266		78,383
Fannie Mae Pool #CA5731 3.00% 2050[6]	69,626		73,926
Fannie Mae Pool #CA5338 3.00% 2050[6]	31,552		33,295
Fannie Mae Pool #FM2664 3.50% 2050[6]	7,860		8,590
Fannie Mae Pool #CB0041 3.00% 2051[6]	26,715		28,813
Fannie Mae Pool #MA4401 3.50% 2051[6]	657		698
Fannie Mae Pool #MA4381 3.50% 2051[6]	354		377
Fannie Mae Pool #BF0379 3.50% 2059[6]	19,218		20,945
Fannie Mae Pool #BF0497 3.00% 2060[6]	8,686		9,255
Fannie Mae Pool #BF0481 3.50% 2060[6]	13,222		14,412
Fannie Mae Pool #BF0480 3.50% 2060[6]	7,737		8,477
Fannie Mae, Series 2001-4, Class NA, 9.002% 2025[1,6]	1		1
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[1,6]	—	[7]	—	[7]
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[6]	123		151
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[6]	49		56
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[6]	216		261
Fannie Mae, Series 2018-M5, Class A2, Multi Family, 3.56% 2021[1,6]	—	[7]	—	[7]
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[6]	1,036		1,049
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[1,6]	1,841		1,850
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[6]	453		455
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[6]	2,681		2,723
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[6]	354		355
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.499% 2023[1,6]	2,552		2,607
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.62% 2024[1,6]	2,027		2,102
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.639% 2024[1,6]	3,231		3,384
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.708% 2024[1,6]	2,921		3,076
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 2025[6]	291		293
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[6]	492		509
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[6]	2,760		2,856
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[6]	4,129		4,272
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[6]	1,743		1,800
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[6]	1,373		1,408
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[6]	1,883		1,952

16	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 2026[6]	$854	$870
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 2027[6]	2,060	2,130
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 2027[5,6]	314	318
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 3.058% 2027[1,6]	11,000	12,091
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.179% 2027[1,6]	11,946	13,236
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 2029[6]	945	1,062
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[6]	229	220
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037[6]	667	625
Freddie Mac Pool #ZK3704 3.00% 2026[6]	42	44
Freddie Mac Pool #ZK3851 3.00% 2027[6]	380	401
Freddie Mac Pool #ZK7590 3.00% 2029[6]	4,368	4,630
Freddie Mac Pool #ZS8526 3.00% 2029[6]	94	99
Freddie Mac Pool #ZT1332 3.00% 2030[6]	2,735	2,895
Freddie Mac Pool #ZK8180 2.50% 2031[6]	1,283	1,350
Freddie Mac Pool #V61960 3.00% 2033[6]	2,006	2,127
Freddie Mac Pool #QN1073 3.00% 2034[6]	334	356
Freddie Mac Pool #Q18236 3.50% 2043[6]	885	964
Freddie Mac Pool #Q19133 3.50% 2043[6]	561	611
Freddie Mac Pool #Q17696 3.50% 2043[6]	498	542
Freddie Mac Pool #Q15874 4.00% 2043[6]	63	68
Freddie Mac Pool #Q28558 3.50% 2044[6]	532	579
Freddie Mac Pool #760014 2.939% 2045[1,6]	2,495	2,602
Freddie Mac Pool #760012 3.114% 2045[1,6]	1,132	1,185
Freddie Mac Pool #760013 3.181% 2045[1,6]	779	816
Freddie Mac Pool #G60238 3.50% 2045[6]	7,710	8,401
Freddie Mac Pool #G67700 3.50% 2046[6]	2,827	3,080
Freddie Mac Pool #760015 2.658% 2047[1,6]	3,925	4,085
Freddie Mac Pool #Q52069 3.50% 2047[6]	1,590	1,724
Freddie Mac Pool #Q51622 3.50% 2047[6]	1,180	1,287
Freddie Mac Pool #Q47615 3.50% 2047[6]	892	958
Freddie Mac Pool #Q54701 3.50% 2048[6]	1,108	1,202
Freddie Mac Pool #Q55056 3.50% 2048[6]	1,077	1,153
Freddie Mac Pool #Q54709 3.50% 2048[6]	924	990
Freddie Mac Pool #Q54782 3.50% 2048[6]	880	953
Freddie Mac Pool #Q54700 3.50% 2048[6]	832	906
Freddie Mac Pool #Q54781 3.50% 2048[6]	825	897
Freddie Mac Pool #Q56590 3.50% 2048[6]	524	568
Freddie Mac Pool #Q56589 3.50% 2048[6]	467	507
Freddie Mac Pool #Q54699 3.50% 2048[6]	447	488
Freddie Mac Pool #Q56591 3.50% 2048[6]	435	470
Freddie Mac Pool #Q55060 3.50% 2048[6]	392	420
Freddie Mac Pool #Q54831 3.50% 2048[6]	295	322
Freddie Mac Pool #Q54698 3.50% 2048[6]	295	319
Freddie Mac Pool #G67711 4.00% 2048[6]	10,665	11,778
Freddie Mac Pool #Q56599 4.00% 2048[6]	1,641	1,801
Freddie Mac Pool #Q56175 4.00% 2048[6]	1,183	1,306
Freddie Mac Pool #Q55971 4.00% 2048[6]	1,134	1,252
Freddie Mac Pool #Q55970 4.00% 2048[6]	500	552
Freddie Mac Pool #Q58411 4.50% 2048[6]	2,529	2,813
Freddie Mac Pool #Q58436 4.50% 2048[6]	1,131	1,265
Freddie Mac Pool #Q58378 4.50% 2048[6]	901	992
Freddie Mac Pool #Q57242 4.50% 2048[6]	749	825
Freddie Mac Pool #RA1369 3.50% 2049[6]	38,157	40,920
Freddie Mac Pool #RA1580 3.50% 2049[6]	7,353	8,092
Freddie Mac Pool #RA1463 3.50% 2049[6]	7,302	8,034
Freddie Mac Pool #QA0284 3.50% 2049[6]	4,154	4,522
Freddie Mac Pool #QA2748 3.50% 2049[6]	992	1,079
Freddie Mac Pool #2B7361 4.017% 2049[1,6]	1,268	1,327
Freddie Mac Pool #ZN5963 4.50% 2049[6]	282	305
Freddie Mac Pool #SD7528 2.00% 2050[6]	11,150	11,400
Freddie Mac Pool #RA2020 3.00% 2050[6]	22,297	23,635
Freddie Mac Pool #RA2457 3.00% 2050[6]	14,661	15,541
Freddie Mac Pool #SD0187 3.00% 2050[6]	6,352	6,785
Freddie Mac Pool #SD8164 3.50% 2051[6]	1,541	1,634
Freddie Mac Pool #SD8163 3.50% 2051[6]	1,077	1,139
Freddie Mac Pool #SD8158 3.50% 2051[6]	502	533
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.493% 2023[1,6]	2	2

Intermediate Bond Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series T041, Class 3A, 4.995% 2032[1,6]	$151	$170
Freddie Mac, Series 4582, Class GA, 3.75% 2052[1,6]	18,414	18,854
Freddie Mac, Series K033, Class A2, Multi Family, 3.06% 2023[1,6]	3,000	3,123
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[6]	24,225	25,188
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 2023[6]	10,610	11,101
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[6]	3,050	3,167
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[6]	5,000	5,298
Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 2023[6]	3,950	4,158
Freddie Mac, Series K042, Class A2, Multi Family, 2.67% 2024[6]	4,620	4,905
Freddie Mac, Series K726, Class A2, Multi Family, 2.905% 2024[6]	27,469	28,812
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 2024[6]	12,000	12,891
Freddie Mac, Series K041, Class A2, Multi Family, 3.171% 2024[6]	10,666	11,467
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[6]	4,500	4,836
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 2024[6]	10,000	10,673
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 2024[6]	8,000	8,517
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[6]	6,250	6,673
Freddie Mac, Series K053, Class A2, Multi Family, 2.995% 2025[6]	2,145	2,327
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[6]	14,835	16,036
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 2025[6]	6,000	6,539
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 2025[6]	7,750	8,396
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 2025[1,6]	6,725	7,321
Freddie Mac, Series K051, Class A2, Multi Family, 3.308% 2025[6]	1,270	1,389
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[6]	21,027	22,988
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[6]	14,350	15,638
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[1,6]	17,500	19,230
Freddie Mac, Series K056, Class A2, Multi Family, 2.525% 2026[6]	8,500	9,091
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[6]	3,000	3,217
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[6]	7,387	7,940
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 2026[6]	6,250	6,727
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[6]	14,275	15,566
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 2026[6]	1,000	1,111
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 2026[6]	12,500	13,918
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[1,6]	9,000	9,996
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[6]	8,000	8,905
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[6]	1,500	1,717
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 2028[1,6]	15,180	17,600
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[6]	3,250	3,779
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[6]	10,415	12,117
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[1,6]	3,000	3,506
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[1,6]	3,000	3,512
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 2028[6]	378	442
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[1,6]	7,250	8,556
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 2029[6]	138	150
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[6]	15,000	17,146
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[6]	13,252	15,267
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 2053[6]	52	54
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[6]	572	557
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[6]	381	364
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[6]	95	89
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[6]	7,818	8,194
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,6]	7,762	8,135
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,6]	7,668	8,033
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[6]	6,753	7,225
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[6]	1,352	1,472
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[6]	7,315	7,884
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,6]	7,652	8,289
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[6]	27,212	28,631
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[6]	9,778	10,759
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[6]	4,006	4,407
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[6]	8,688	9,563
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[6]	4,264	4,531
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[6]	3,387	3,728
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[6]	2,987	3,287
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[6]	995	1,049

18	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[6]	$5,960	$6,246
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[6]	14,864	15,700
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[6]	1,364	1,422
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[6]	45,055	47,147
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[6]	27,206	28,446
Government National Mortgage Assn. 2.00% 2051[6,8]	54,874	56,016
Government National Mortgage Assn. 2.00% 2051[6,8]	15,097	15,385
Government National Mortgage Assn. 2.50% 2051[6,8]	75,041	77,682
Government National Mortgage Assn. 2.50% 2051[6,8]	48,968	50,785
Government National Mortgage Assn. 3.00% 2051[6,8]	23,667	24,744
Government National Mortgage Assn. 3.50% 2051[6,8]	3,730	3,926
Government National Mortgage Assn. Pool #5306 4.50% 2042[6]	9	10
Government National Mortgage Assn. Pool #MA4511 4.00% 2047[6]	40,605	43,576
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[6]	30	32
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[6]	120	128
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[6]	62	67
Government National Mortgage Assn. Pool #MA7419 3.00% 2051[6]	4,840	5,073
Uniform Mortgage-Backed Security 1.50% 2036[6,8]	13,520	13,737
Uniform Mortgage-Backed Security 2.00% 2036[6,8]	29,071	30,083
Uniform Mortgage-Backed Security 2.00% 2051[6,8]	135,681	137,287
Uniform Mortgage-Backed Security 2.00% 2051[6,8]	119,736	120,984
Uniform Mortgage-Backed Security 2.50% 2051[6,8]	99,040	102,677
Uniform Mortgage-Backed Security 2.50% 2051[6,8]	88,571	91,683
Uniform Mortgage-Backed Security 3.00% 2051[6,8]	229,148	239,603
Uniform Mortgage-Backed Security 3.00% 2051[6,8]	13,653	14,283
Uniform Mortgage-Backed Security 3.50% 2051[6,8]	58,648	62,048
Uniform Mortgage-Backed Security 4.00% 2051[6,8]	26,057	27,921
Uniform Mortgage-Backed Security 4.50% 2051[6,8]	21,075	22,795
		2,522,146

Collateralized mortgage-backed obligations (privately originated) 4.17%
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, 3.50% 2046[1,5,6]	727	740
Angel Oak Mortgage Trust, Series 2019-3, Class A1, 2.93% 2059[1,5,6]	1,072	1,077
Argent Securities, Inc., Series 2005-W2, Class M1, 0.574% 2035[1,6]	3,304	3,308
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[1,5,6]	21,583	21,620
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[1,5,6]	8,646	8,815
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[5,6]	3,486	3,518
Bear Stearns Alt-A Trust, Series 2004-12, Class 1M1, (1-month USD-LIBOR + 0.93%) 1.014% 2035[1,6]	3,229	3,240
Bellemeade Re, Ltd., Series 2019-3A, Class M1A, 1.184% 2029[1,5,6]	2,176	2,177
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.684% 2029[1,5,6]	3,810	3,824
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[1,5,6]	10,910	11,163
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[1,5,6]	8,350	8,562
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 2049[1,5,6]	2,315	2,351
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,5,6]	22,238	22,300
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2031[1,5,6]	10,672	10,685
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,5,6]	102,396	102,527
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[1,5,6]	9,630	10,041
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[6]	2,739	2,973
Chase Mortgage Finance Corp., Series 2019-ATR2, Class A3, 3.50% 2049[1,5,6]	484	495
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,5,6]	6,471	6,539
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class M1, 3.00% 2064[1,5,6]	10,000	10,656
COLT Funding Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% 2065[5,6]	1,765	1,775
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[5,6]	4,191	4,352
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 2057[1,5,6]	6,987	7,524
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[1,5,6]	2,654	2,776
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,5,6]	19,684	20,083
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[6]	96	101
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[6]	91	96
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[6]	145	152
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[6]	143	148
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[1,5,6]	17,542	17,627

Intermediate Bond Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Finance of America HECM Buyout, Series 2021-HB1, Class A, 0.875% 2031[1,5,6]	$8,721	$8,729
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[5,6]	16,882	18,612
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[5,6]	15,106	16,628
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[1,5,6]	3,290	3,364
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[1,5,6]	6,139	6,302
Flagstar Mortgage Trust, Series 2021-5INV, Class A5, 2.50% 2051[1,5,6]	5,432	5,588
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M1, (1-month USD-SOFR + 0.80%) 0.85% 2033[1,5,6]	20	20
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, (1-month USD-SOFR + 2.30%) 2.35% 2033[1,5,6]	10,000	10,240
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M2, (1-month USD-SOFR + 1.65%) 1.70% 2034[1,5,6]	496	500
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class M1, (1-month USD-LIBOR + 0.90%) 0.95% 2050[1,5,6]	584	584
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M1, (1-month USD-SOFR + 1.30%) 1.35% 2050[1,5,6]	16	16
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 1.934% 2050[1,5,6]	1,252	1,262
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (1-month USD-SOFR + 2.80%) 2.85% 2050[1,5,6]	5,500	5,566
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA1, Class M1, (1-month USD-SOFR + 0.65%) 0.70% 2051[1,5,6]	36	36
GS Mortgage-Backed Securities Trust, Series 2020-PJ4, Class A2, 3.00% 2051[1,5,6]	3,318	3,377
Home Partners of America Trust, Series 2019-1, Class A, 2.908% 2039[5,6]	3,111	3,214
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.669% 2036[1,6]	10,859	10,882
Hundred Acre Wood Trust, Series 2021-INV1, Class A9, 2.50% 2051[1,5,6]	8,557	8,825
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[1,5,6]	3,911	4,004
JPMorgan Mortgage Trust, Series 2019-LTV1, Class A15, 4.00% 2049[1,5,6]	613	615
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 2049[1,5,6]	151	153
JPMorgan Mortgage Trust, Series 2019-3, Class A3, 4.00% 2049[1,5,6]	138	139
JPMorgan Mortgage Trust, Series 2020-5, Class A5, 3.00% 2050[1,5,6]	4,000	4,076
JPMorgan Mortgage Trust, Series 2020-8, Class A3, 3.00% 2051[1,5,6]	4,182	4,290
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[1,5,6]	3,319	3,336
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[1,5,6]	10,680	10,752
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[1,5,6]	9,181	9,197
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[1,5,6]	14,192	14,302
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,5,6]	14,938	14,991
Mello Mortgage Capital Acceptance, Series 2021-INV1, Class A4, 2.50% 2051[1,5,6]	14,154	14,578
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.834% 2052[1,5,6]	51,767	51,840
Mello Warehouse Securitization Trust, Series 2019-2, Class B, (1-month USD-LIBOR + 0.95%) 1.034% 2052[1,5,6]	12,434	12,453
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.884% 2053[1,5,6]	30,402	30,474
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 0.984% 2053[1,5,6]	47,082	47,228
Mello Warehouse Securitization Trust, Series 2020-1, Class B, (1-month USD-LIBOR + 1.15%) 1.234% 2053[1,5,6]	1,672	1,670
Mello Warehouse Securitization Trust, Series 2020-1, Class C, (1-month USD-LIBOR + 1.35%) 1.434% 2053[1,5,6]	1,672	1,670
Mello Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2055[1,5,6]	20,250	20,270
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 0.834% 2055[1,5,6]	38,195	38,264
Metlife Securitization Trust, Series 2017-1A, Class A, 3.00% 2055[1,5,6]	2,591	2,654
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[1,5,6]	1,359	1,409
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 2065[1,5,6]	3,666	3,695
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 2058[1,5,6]	532	537
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.489% 2058[1,5,6]	1,901	1,970
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[1,5,6]	2,297	2,360
Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 2059[1,5,6]	527	541
Mill City Mortgage Trust, Series 2017-3, Class A1, 2.75% 2061[1,5,6]	113	115
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[1,5,6]	526	537
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 2069[1,5,6]	1,805	1,889
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.095% 2023[1,5,6]	33,210	33,256

20	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Mortgage Repurchase Agreement Financing Trust, Series 2020-4, (1-month USD-LIBOR + 1.35%) 1.445% 2023[1,5,6]	$2,500		$2,503
MRA Issuance Trust, Series 2021-8, Class A1X, (1-month USD-LIBOR + 1.15%) 1.246% 2021[1,5,6]	74,300		74,374
MRA Issuance Trust, Series 2020-10, Class A2, (1-month USD-LIBOR + 1.70%) 1.70% 2022[1,5,6]	12,000		12,014
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[1,5,6]	152,000		152,177
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 2056[5,6]	1,110		1,193
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 2057[1,5,6]	2,391		2,467
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 2057[1,5,6]	66		71
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[1,5,6]	2,832		2,991
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 2057[1,5,6]	1,135		1,196
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 2059[1,5,6]	6,285		6,481
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 2059[1,5,6]	4,144		4,304
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.834% 2055[1,5,6]	58,975		59,169
Onslow Bay Financial Mortgage Loan Trust, Series 2020-INV1, Class A5, 3.50% 2049[1,5,6]	5,770		5,895
Onslow Bay Financial Mortgage Loan Trust, Series 2020-EXP1, Class 2A1B, 0.834% 2060[1,5,6]	5,500		5,516
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88% 2035[5,6]	5,045		5,058
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 2036[5,6]	3,581		3,641
Progress Residential Trust, Series 2019-SFR2, Class A, 3.147% 2036[5,6]	1,576		1,602
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[5,6]	3,925		4,014
Provident Funding Mortgage Trust, Series 2021-INV1, Class A3, 2.50% 2051[1,5,6]	2,857		2,955
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.784% 2055[1,5,6]	31,164		31,022
Reverse Mortgage Investment Trust, Series 2020-2, Class A, 1.706% 2030[1,5,6]	5,612		5,631
Reverse Mortgage Investment Trust, Series 2020-1, Class A, 2.158% 2030[1,5,6]	9,015		9,033
Reverse Mortgage Investment Trust, Series 2020-1, Class M1, 2.332% 2030[1,5,6]	3,359		3,364
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.623% 2030[1,5,6]	1,315		1,317
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,5,6]	2,044		2,044
Sequoia Mortgage Trust, Series 2007-2, Class 1A2, (1-month USD-LIBOR + 0.38%) 0.468% 2036[1,6]	8,009		7,862
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[1,5,6]	6,349		6,447
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[1,5,6]	5,214		5,274
Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.734% 2054[1,5,6]	27,000		27,016
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.784% 2054[1,5,6]	21,300		21,322
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[1,5,6]	793		798
Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.75% 2055[1,5,6]	78		78
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.00% 2055[1,5,6]	297		299
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[1,5,6]	409		412
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,5,6]	3,116		3,165
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[1,5,6]	495		502
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.684% 2057[1,5,6]	1,833		1,836
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,5,6]	2,928		2,984
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,5,6]	2,751		2,793
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[1,5,6]	1,911		1,958
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 2057[1,5,6]	567		575
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD-LIBOR + 1.00%) 1.084% 2058[1,5,6]	5,880		5,927
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 2058[1,5,6]	12,426		12,943
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 2058[1,5,6]	193		198
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,5,6]	14,314		14,758
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25% 2058[1,5,6]	1,932		1,999
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,5,6]	995		1,014
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 2058[1,5,6]	7,514		7,960
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 2058[1,5,6]	5,000		5,381
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 2058[1,5,6]	4,263		4,456
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 2059[1,5,6]	3,285		3,528
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[5,6]	25,306		25,706
Tricorn American Homes, Series 2017-SFR1, Class A, 2.716% 2034[5,6]	1,308		1,314
Tricorn American Homes, Series 2020-SFR1, Class A, 1.499% 2038[5,6]	—	[7]	—	[7]
Verus Securitization Trust, Series 2020-2, Class A1, 2.743% 2060[1,5,6]	2,518		2,536

Intermediate Bond Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2020-2, Class A1, 3.00% 2049[1,5,6]	$7,259	$7,416
Wells Fargo Mortgage-Backed Securities Trust, Series 2020-1, Class A5, 3.00% 2049[1,5,6]	2,475	2,526
ZH Trust, Series 2021-1, Class A, 3.10% 2071[5,6]	12,204	12,240
		1,321,510

Commercial mortgage-backed securities 2.01%
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 2048[6]	3,750	4,093
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2050[6]	275	305
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[6]	490	548
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 2061[6]	1,500	1,720
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 2061[1,6]	440	510
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[6]	2,157	2,254
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 2033[5,6]	2,500	2,674
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[6]	6,500	7,218
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[6]	2,500	2,866
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[6]	2,202	2,275
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 2053[6]	2,200	2,524
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[6]	1,650	1,788
BX Trust, Series 2018-GW, Class A, 0.896% 2035[1,5,6]	1,684	1,686
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.766% 2038[1,5,6]	34,006	34,101
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.966% 2038[1,5,6]	7,212	7,234
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.196% 2038[1,5,6]	3,564	3,579
BXP Trust, Series 2017-GM, Class A, 3.379% 2039[5,6]	9,755	10,732
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[6]	8,609	9,531
CIM Retail Portfolio Trust, Series 2021-RETL, Class A, (1-month USD-LIBOR + 1.40%) 1.50% 2026[1,5,6]	2,966	2,976
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[5,6]	1,000	1,014
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 2047[6]	1,600	1,721
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 2047[6]	11,210	11,962
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 2047[1,6]	1,500	1,600
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[6]	150	162
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 2050[6]	11,750	12,665
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 2050[6]	5,000	5,544
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 2056[6]	500	531
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[6]	12,760	13,728
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[5,6]	1,000	1,004
Commercial Mortgage Trust, Series 2012-CR5, Class D, 4.464% 2045[1,5,6]	5,000	4,933
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[5,6]	2,250	2,306
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[5,6]	1,000	1,039
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.216% 2046[1,5,6]	3,740	3,877
Commercial Mortgage Trust, Series 2013-CC10, Class B, 5.064% 2046[1,5,6]	1,651	1,761
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 2047[6]	1,821	1,957
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 2047[6]	1,972	2,099
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[6]	4,699	5,064
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 2047[6]	1,750	1,895
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[6]	150	161
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.35% 2047[6]	700	737
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 2047[1,6]	3,000	3,272
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[1,6]	11,175	12,050
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[6]	8,975	9,738
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 2050[6]	1,000	1,080
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 2050[6]	6,543	6,806
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[1,6]	2,000	2,206
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.277% 2050[1,6]	1,000	1,078
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.713% 2048[1,6]	275	295
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 2050[6]	2,375	2,542
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 2057[6]	3,235	3,419
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[6]	150	161
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 2065[1,5,6]	1,988	2,006
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.176% 2038[1,5,6]	21,746	21,850
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.474% 2038[1,5,6]	3,832	3,854

22	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.796% 2038[1,5,6]	$1,000	$1,007
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[5,6]	18,205	18,820
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.016% 2025[1,5,6]	13,471	13,490
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 2046[6]	3,000	3,116
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[5,6]	5,750	5,913
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 2046[1,6]	2,100	2,183
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 2049[6]	2,720	2,911
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[6]	4,309	4,481
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.246% 2038[1,5,6]	29,000	29,108
Hilton USA Trust, Series 2016-HHV, Class A, 3.719% 2038[5,6]	795	874
JP Morgan Structured Financing Trust, Series 2021-EBO1, Class A, (1-month USD-LIBOR + 1.00%) 1.085% 2022[1,5,6,9,10]	45,500	45,500
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 2047[6]	5,687	6,092
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[6]	8,000	8,408
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[5,6]	16,514	17,048
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 2047[1,6]	5,000	5,171
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.239% 2047[1,6]	1,750	1,788
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[5,6]	21,418	22,111
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.896% 2026[1,5,6]	22,624	22,676
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[6]	2,000	2,073
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[1,6]	3,032	3,141
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 2046[6]	4,000	4,268
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259% 2046[1,6]	12,000	12,769
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.297% 2046[1,6]	1,085	1,133
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.909% 2046[1,6]	3,065	3,238
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 2047[6]	959	1,009
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 2047[6]	1,500	1,645
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[1,6]	5,000	5,333
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 2047[6]	750	806
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134% 2048[6]	4,500	4,620
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 2049[6]	750	787
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[6]	400	438
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.698% 2049[1,6]	275	293
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.00% 2038[1,5,6]	11,539	11,589
Motel 6 Trust, Series 2021-MTL6, Class B, (1-month USD-LIBOR + 1.20%) 1.30% 2038[1,5,6]	1,571	1,579
Motel 6 Trust, Series 2021-MTL6, Class C, (1-month USD-LIBOR + 1.50%) 1.60% 2038[1,5,6]	236	237
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[5,6]	2,808	2,961
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 0.673% 2036[1,5,6]	19,480	19,485
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.9259%) 1.022% 2036[1,5,6]	3,000	3,001
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649% 2046[1,5,6]	1,475	1,497
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class AS, 4.443% 2046[1,6]	710	745
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 2047[6]	800	861

Intermediate Bond Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 2048[6]	$3,000	$3,260
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 2048[6]	4,000	4,397
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.23% 2048[1,6]	275	291
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[6]	275	281
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[6]	15,455	16,501
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[6]	4,000	4,291
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 2051[6]	13,000	14,627
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 2057[5,6]	1,000	984
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.65% 2057[1,6]	2,250	2,505
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.709% 2058[1,6]	1,690	1,801
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 2059[6]	9,000	9,690
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 2059[6]	1,000	1,093
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[6]	150	164
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.679% 2044[1,5,6]	5,254	5,249
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[6]	1,250	1,293
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[1,6]	1,966	2,025
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[6]	11,100	11,377
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.169% 2046[1,6]	3,250	3,430
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 2047[6]	1,500	1,624
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[1,6]	4,900	5,203
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[1,6]	2,750	2,849
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[6]	4,750	5,014
		636,885

Total mortgage-backed obligations		4,480,541

Asset-backed obligations 8.52%
Aesop Funding LLC, Series 2016-2A, Class A, 2.72% 2022[5,6]	13,825	13,870
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[5,6]	4,105	4,149
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[5,6]	10,355	10,718
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[5,6]	3,231	3,418
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[5,6]	24,180	25,918
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[5,6]	35,500	38,262
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[5,6]	15,377	16,124
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[5,6]	24,707	24,875
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[5,6]	6,742	6,967
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[5,6]	692	736
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[5,6]	31,726	31,802
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[5,6]	15,154	15,244
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[5,6]	30,069	30,133
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.076% 2030[1,5,6]	32,232	32,232
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.076% 2030[1,5,6]	16,982	16,991
American Credit Acceptance Receivables Trust, Series 2021-1, Class A, 0.35% 2024[5,6]	8,881	8,885
American Credit Acceptance Receivables Trust, Series 2021-1, Class B, 0.61% 2025[5,6]	2,991	2,994
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[5,6]	2,114	2,149
American Express Credit Account Master Trust, Series 2018-5, Class A, 0.436% 2025[1,6]	1,060	1,065
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.66% 2024[6]	3,556	3,569
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.058% 2028[1,5,6]	37,293	37,293
Babson CLO, Ltd., Series 2020-1A, Class B, (3-month USD-LIBOR + 1.85%) 1.976% 2032[1,5,6]	3,000	3,002
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.131% 2030[1,5,6]	44,485	44,485
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[5,6]	3,615	3,671
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[5,6]	8,500	8,904
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[5,6]	9,991	9,991
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[5,6]	1,048	1,063
Blackbird Capital II Aircraft Lease Ltd. / Blackbird Capital II Aircraft Lease US LLC, Series 2021-1, Class A, 2.443% 2046[5,6]	7,339	7,421
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[6]	5,437	5,447
Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 2025[6]	8,977	9,007
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[5,6]	6,113	6,129
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.099% 2030[1,5,6]	53,624	53,624
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[5,6]	64,053	65,317

24	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[5,6]	$10,009	$10,214
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[5,6]	4,687	4,790
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[5,6]	1,058	1,080
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[5,6]	44,196	45,061
Citibank Credit Card Issuance Trust, Series 2018-A4, Class A4, 0.436% 2025[1,6]	1,070	1,075
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[5,6]	4,508	4,553
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[5,6]	2,784	2,823
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[5,6]	10,139	10,282
CLI Funding V LLC, Series 2020-3A, Class B, 3.30% 2045[5,6]	2,236	2,281
CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 2046[5,6]	5,036	5,031
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[1,5,6]	4,157	4,175
CPS Auto Receivables Trust, Series 2020-B, Class A, 1.15% 2023[5,6]	82	82
CPS Auto Receivables Trust, Series 2021-A, Class A, 0.35% 2024[5,6]	5,295	5,296
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[5,6]	921	926
CPS Auto Receivables Trust, Series 2018-C, Class C, 3.68% 2024[5,6]	66	66
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[5,6]	2,054	2,070
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[5,6]	1,665	1,702
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[5,6]	724	769
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 2029[5,6]	19,267	19,481
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.93% 2029[5,6]	13,861	14,138
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[5,6]	6,670	6,775
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39% 2029[5,6]	9,882	10,145
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.73% 2029[5,6]	4,108	4,256
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[5,6]	14,800	14,874
Drive Auto Receivables Trust, Series 2021-1, Class A2, 0.36% 2023[6]	26,675	26,687
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[6]	6,249	6,258
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81% 2024[6]	55	56
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 2025[6]	4,840	4,873
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[6]	18,985	19,230
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[6]	7,033	7,118
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78% 2025[6]	8,582	8,641
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[6]	9,085	9,305
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[6]	3,964	4,124
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[5,6]	1,809	1,811
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[5,6]	24	24
Drivetime Auto Owner Trust, Series 2020-2A, Class A, 1.14% 2024[5,6]	1,153	1,156
Drivetime Auto Owner Trust, Series 2020-1, Class B, 2.16% 2024[5,6]	7,000	7,053
Drivetime Auto Owner Trust, Series 2021-1A, Class A, 0.35% 2025[5,6]	10,173	10,180
Drivetime Auto Owner Trust, Series 2021-2A, Class A, 0.41% 2025[5,6]	17,890	17,910
Drivetime Auto Owner Trust, Series 2021-1A, Class B, 0.62% 2025[5,6]	1,728	1,732
Drivetime Auto Owner Trust, Series 2020-1, Class C, 2.29% 2025[5,6]	17,485	17,830
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[5,6]	2,475	2,498
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[5,6]	9,711	9,812
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[5,6]	4,607	4,789
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[5,6]	387	418
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.106% 2028[1,5,6]	58,276	58,276
Dryden Senior Loan Fund, CLO, Series 2014-33A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.126% 2029[1,5,6]	16,358	16,358
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[5,6]	3,711	3,736
Exeter Automobile Receivables Trust, Series 2021-1A, Class A2, 0.30% 2023[6]	6,661	6,662
Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.13% 2023[5,6]	246	246
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 2023[5,6]	4,710	4,774
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26% 2024[5,6]	4,952	4,969
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[5,6]	5,109	5,153
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49% 2025[5,6]	11,110	11,269
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[5,6]	6,695	6,886
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[5,6]	2,525	2,694
First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.45% 2026[5,6]	4,482	4,487
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[5,6]	37,793	37,873
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[5,6]	12,423	12,948
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[5,6]	1,710	1,845
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 2033[5,6]	6,591	6,685
FREED ABS Trust, Series 2021-2, Class A, 0.68% 2028[5,6]	8,226	8,232
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[5,6]	11,833	12,095
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[5,6]	1,623	1,630
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[5,6]	11,395	11,498

Intermediate Bond Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[5,6]	$6,391	$6,741
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[5,6]	25,814	26,175
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[5,6]	27,137	27,544
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[5,6]	56,009	56,249
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[5,6]	15,000	15,113
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80% 2023[6]	3,029	3,043
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A2B, 1.146% 2023[1,6]	613	614
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 2024[6]	1,946	1,966
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[5,6]	71,250	71,752
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[5,6]	6,047	6,104
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 2025[5,6]	1,077	1,087
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[5,6]	77,033	78,015
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[5,6]	6,526	6,645
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[5,6]	1,142	1,166
Honda Auto Receivables Owner Trust, Series 2019-2, Class A4, 2.54% 2025[6]	1,000	1,024
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.126% 2029[1,5,6]	40,695	40,695
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.134% 2030[1,5,6]	68,265	68,256
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.276% 2029[1,5,6]	57,205	57,205
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[5,6]	39,300	39,464
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[5,6]	20,393	20,423
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 2026[5,6]	2,195	2,205
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[5,6]	10,984	10,983
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[5,6]	15,838	15,868
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 2069[5,6]	34,612	34,666
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[5,6]	41,802	41,957
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 0.829% 2062[1,5,6]	32,674	32,837
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[5,6]	43,102	43,191
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[5,6]	52,482	52,703
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[5,6]	135,742	136,465
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.095% 2030[1,5,6]	21,791	21,791
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[5,6]	26,109	26,297
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class B, 2.28% 2027[5,6]	817	826
Oportun Funding LLC, Series 2021-A, Class A, 1.21% 2028[5,6]	20,600	20,682
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[5,6]	19,790	19,857
Oportun Funding LLC, Series 2021-B, Class B, 1.96% 2031[5,6]	2,000	2,013
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[6]	413	422
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 2037[6]	1,742	1,781
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[1,5,6]	20,979	21,110
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD-LIBOR + 1.25%) 1.381% 2029[1,5,6]	6,000	6,000
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.104% 2027[1,5,6]	7,127	7,132
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.184% 2027[1,5,6]	19,852	19,870
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.129% 2028[1,5,6]	28,932	28,954
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.034% 2029[1,5,6]	10,540	10,540
PFS Financing Corp., Series 2021-B, Class A, 0.775% 2026[5,6]	18,261	18,267
Prodigy Finance Designated Activity Co., Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 1.334% 2051[1,5,6]	7,827	7,860
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.066% 2030[1,5,6]	47,910	47,910
Santander Consumer Auto Receivables Trust, Series 2020-A, Class A, 1.37% 2024[5,6]	1,955	1,967
Santander Drive Auto Receivables Trust, Series 2021-3, Class A2, 0.29% 2024[6]	10,868	10,876
Santander Drive Auto Receivables Trust, Series 2020-2, Class A3, 0.67% 2024[6]	4,052	4,055
Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.96% 2024[6]	4,050	4,065
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46% 2025[6]	6,125	6,197
Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42% 2025[6]	11,178	11,236

26	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
SMB Private Education Loan Trust, Series 2021-A, Class A1, (1-month USD-LIBOR + 0.50%) 0.596% 2053[1,5,6]	$3,210	$3,215
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[5,6]	12,115	12,040
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.114% 2030[1,5,6]	57,130	57,163
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.114% 2030[1,5,6]	34,336	34,336
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.206% 2030[1,5,6]	36,320	36,320
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[5,6]	37,918	38,016
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[5,6]	5,169	5,239
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[5,6]	611	623
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[5,6]	4,370	4,447
Textainer Marine Containers, Ltd., Series 2020-3A, Class A, 2.11% 2045[5,6]	3,509	3,556
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[5,6]	1,821	1,859
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[5,6]	4,038	4,030
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[5,6]	37,571	38,102
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[5,6]	24,344	24,200
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[5,6]	47,755	50,342
Toyota Auto Receivables Owner Trust, Series 2019-C, Class A4, 1.88% 2024[6]	5,075	5,189
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[5,6]	26,794	27,177
Triton Container Finance VIII LLC, Series 2020-1, Class B, 3.74% 2045[5,6]	4,845	4,989
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 2046[5,6]	15,872	15,939
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 2024[6]	4,117	4,179
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[5,6]	1,791	1,794
Westlake Automobile Receivables Trust, Series 2020-2, Class A2A, 0.93% 2024[5,6]	3,372	3,380
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[5,6]	8,235	8,251
Westlake Automobile Receivables Trust, Series 2020-2, Class B, 1.32% 2025[5,6]	7,981	8,046
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[5,6]	6,745	6,868
Westlake Automobile Receivables Trust, Series 2020-2, Class D, 2.76% 2026[5,6]	4,475	4,627
		2,701,012

Bonds & notes of governments & government agencies outside the U.S. 3.00%
Alberta (Province of) 1.875% 2024	20,000	20,835
Asian Development Bank 2.75% 2023	5,000	5,196
Asian Development Bank 1.50% 2024	19,642	20,268
Asian Development Bank 2.50% 2027	5,573	6,075
Asian Development Bank 2.75% 2028	4	4
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[5]	9,090	9,776
Caisse d’Amortissement de la Dette Sociale 0.375% 2025[5]	20,000	19,738
Canada 0.75% 2026	63,240	62,976
CPPIB Capital, Inc. 0.50% 2024[5]	11,931	11,927
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 0.05% 2026[1,5]	21,879	22,894
Denmark (Kingdom of) 0.125% 2022[5]	7,860	7,859
Denmark (Kingdom of) 0.125% 2022	5,235	5,234
European Investment Bank 2.25% 2024	4,699	4,943
European Investment Bank 0.375% 2025	10,000	9,876
European Investment Bank 1.625% 2025	16,462	17,085
European Investment Bank 0.75% 2026	24,168	24,089
European Investment Bank 0.625% 2027	2,450	2,398
European Investment Bank 2.375% 2027	4,188	4,528
European Investment Bank 1.25% 2031	6,293	6,253
European Stability Mechanism 2.125% 2022[5]	58,322	59,648
European Stability Mechanism 0.375% 2025[5]	8,584	8,482
Inter-American Development Bank 1.75% 2025	11,459	11,929
Inter-American Development Bank 0.625% 2027	7,000	6,839
Inter-American Development Bank 1.125% 2028	11,018	11,010
Inter-American Development Bank 1.125% 2031	6,905	6,787
International Bank for Reconstruction and Development 0.75% 2025	14,923	15,016
International Bank for Reconstruction and Development 1.625% 2025	10,845	11,249
International Development Association 0.375% 2025[5]	52,000	51,361
Italy (Republic of) 2.375% 2024	29,500	30,717
Japan Bank for International Cooperation 0.625% 2023	14,800	14,898
Japan Bank for International Cooperation 2.50% 2024	12,280	12,947
Japan Bank for International Cooperation 1.875% 2031	9,834	10,170
Japan Finance Organization for Municipalities 2.625% 2022[5]	13,000	13,198

Intermediate Bond Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
KfW 0.25% 2023	$20,757	$20,784
KfW 0.50% 2024	14,999	15,018
KfW 0.375% 2025	40,034	39,674
KfW 0.625% 2026	10,116	10,076
Kommunalbanken 0.50% 2024[5]	14,934	14,946
Kommunalbanken 0.375% 2025[5]	6,068	5,989
Kommuninvest i Sverige Aktiebolag 0.25% 2023[5]	47,515	47,520
Lithuania (Republic of) 6.625% 2022[5]	23,244	23,871
Oesterreichische Kontrollbank AG 0.375% 2025	11,250	11,105
Poland (Republic of) 3.00% 2023	10,000	10,422
Poland (Republic of) 4.00% 2024	9,215	9,995
Poland (Republic of) 3.25% 2026	945	1,043
Portuguese Republic 5.125% 2024	51,000	57,885
Qatar (State of) 3.875% 2023[5]	23,475	24,820
Qatar (State of) 3.375% 2024[5]	19,856	21,252
Qatar (State of) 4.00% 2029	10,000	11,539
Quebec (Province of) 2.375% 2022	18,999	19,176
Quebec (Province of) 0.60% 2025	66,321	66,207
Sweden (Kingdom of) 2.375% 2023[5]	12,135	12,522
		950,049

Federal agency bonds & notes 1.52%
Fannie Mae 0.25% 2023	3,995	4,001
Fannie Mae 0.375% 2025	11,269	11,161
Fannie Mae 0.625% 2025	365,000	366,293
Fannie Mae 1.625% 2025	22,970	23,890
Fannie Mae 0.75% 2027	10,000	9,859
Fannie Mae 0.875% 2030	38,662	36,964
Freddie Mac 0.25% 2023	24,687	24,712
Freddie Mac 0.25% 2023	6,250	6,258
		483,138

Municipals 0.11%
Florida 0.06%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	11,385	11,524
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	3,785	3,880
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	3,805	3,907
		19,311

New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028	15,255	15,438

Total municipals		34,749

Total bonds, notes & other debt instruments (cost: $28,283,240,000)		28,678,665

Preferred securities 0.01%	Shares
Financials 0.01%
CoBank, ACB, Class E, 1.299% noncumulative preferred shares[5]	4,000	3,210

Total preferred securities (cost: $3,984,000)		3,210

Short-term securities 12.74%
Money market investments 12.74%
Capital Group Central Cash Fund 0.06%[11,12]	40,383,580	4,038,762

Total short-term securities (cost: $4,038,414,000)		4,038,762
Total investment securities 103.23% (cost: $32,325,638,000)		32,720,637
Other assets less liabilities (3.23)%		(1,024,762)

Net assets 100.00%		$31,695,875

28	Intermediate Bond Fund of America

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [13]	Value at 8/31/2021 (000) [14]	Unrealized appreciation (depreciation) at 8/31/2021 (000)
90 Day Euro Dollar Futures	Long	861	March 2022	$215,250	$214,938	$21
90 Day Euro Dollar Futures	Short	786	September 2022	(196,500)	(195,960)	(21)
2 Year U.S. Treasury Note Futures	Long	4,195	December 2021	839,000	924,277	636
5 Year U.S. Treasury Note Futures	Short	27,926	December 2021	(2,792,600)	(3,454,970)	(8,523)
10 Year U.S. Treasury Note Futures	Long	5,990	December 2021	599,000	799,384	1,782
10 Year Ultra U.S. Treasury Note Futures	Short	15,229	December 2021	(1,522,900)	(2,254,130)	(1,007)
20 Year U.S. Treasury Bond Futures	Long	2,302	December 2021	230,200	375,154	(1,566)
30 Year Ultra U.S. Treasury Bond Futures	Long	4,243	December 2021	424,300	837,064	459
						$(8,219)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2021 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 8/31/2021 (000)
U.S. EFFR	0.1375%	7/27/2022	$6,500,000	$(274)	$—	$(274)
3-month USD-LIBOR	0.243%	5/2/2024	460,700	2,569	287	2,282
3-month USD-LIBOR	0.81%	7/28/2045	328,100	56,469	(194)	56,663
3-month USD-LIBOR	0.811%	7/27/2050	515,400	105,073	—	105,073
					$93	$163,744

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 8/31/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 8/31/2021 (000)
CDX.NA.IG.36	1.00%/Quarterly	6/20/2026	$1,500,000	$(38,037)	$(33,722)	$(4,315)

Investments in affiliates12

	Value of affiliate at 9/1/2020 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 8/31/2021 (000)	Dividend income (000)
Short-term securities 12.74%
Money market investments 12.74%
Capital Group Central Cash Fund 0.06%[11]	$8,834,502	$16,478,752	$21,274,491	$(804)	$803	$4,038,762	$5,234

Intermediate Bond Fund of America	29

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $147,389,000, which represented .47% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Step bond; coupon rate may change at a later date.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,741,379,000, which represented 18.11% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Amount less than one thousand.
[8]	Purchased on a TBA basis.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $45,500,000, which represented .14% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	Rate represents the seven-day yield at 8/31/2021.
[12]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Auth. = Authority

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

EFFR = Effective Federal Funds Rate

Fin. = Finance

LIBOR = London Interbank Offered Rate

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

30	Intermediate Bond Fund of America

Financial statements

Statement of assets and liabilities at August 31, 2021	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $28,287,224)	$28,681,875
Affiliated issuers (cost: $4,038,414)	4,038,762	$32,720,637
Cash		4,070
Receivables for:
Sales of investments	1,619,246
Sales of fund’s shares	34,809
Dividends and interest	75,323
Variation margin on futures contracts	4,292
Variation margin on swap contracts	3,852	1,737,522
		34,462,229
Liabilities:
Payables for:
Purchases of investments	2,729,852
Repurchases of fund’s shares	20,915
Dividends on fund’s shares	416
Investment advisory services	4,877
Services provided by related parties	3,584
Trustees’ deferred compensation	405
Variation margin on futures contracts	6,166
Variation margin on swap contracts	60
Other	79	2,766,354
Net assets at August 31, 2021		$31,695,875

Net assets consist of:
Capital paid in on shares of beneficial interest		$31,185,040
Total distributable earnings		510,835
Net assets at August 31, 2021		$31,695,875

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,287,621 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$10,608,180	765,580	$13.86
Class C	50,349	3,638	13.84
Class T	10	1	13.85
Class F-1	186,079	13,429	13.86
Class F-2	3,388,104	244,516	13.86
Class F-3	1,316,245	95,030	13.85
Class 529-A	528,410	38,134	13.86
Class 529-C	7,707	557	13.83
Class 529-E	17,961	1,296	13.86
Class 529-T	11	1	13.85
Class 529-F-1	10	1	13.86
Class 529-F-2	120,071	8,663	13.86
Class 529-F-3	10	1	13.86
Class R-1	5,067	366	13.84
Class R-2	95,700	6,916	13.84
Class R-2E	8,162	590	13.84
Class R-3	147,905	10,675	13.86
Class R-4	138,992	10,031	13.86
Class R-5E	11,048	797	13.86
Class R-5	34,036	2,456	13.86
Class R-6	15,031,818	1,084,943	13.85

See notes to financial statements.

Intermediate Bond Fund of America	31

Financial statements (continued)

Statement of operations for the year ended August 31, 2021	(dollars in thousands)

Investment income:
Income:
Interest	$417,507
Dividends (includes $5,234 from affiliates)	5,290	$422,797
Fees and expenses*:
Investment advisory services	51,080
Distribution services	35,092
Transfer agent services	15,439
Administrative services	8,955
Reports to shareholders	672
Registration statement and prospectus	1,466
Trustees’ compensation	204
Auditing and legal	166
Custodian	75
Other	452
Total fees and expenses before waiver/reimbursement	113,601
Less waiver/reimbursement of fees and expenses:
Investment advisory services waiver	45
Transfer agent services reimbursement	— †
Total fees and expenses after waiver/reimbursement		113,556
Net investment income		309,241

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	102,153
Affiliated issuers	(804)
Futures contracts	(26,602)
Swap contracts	(31,589)	43,158
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(322,435)
Affiliated issuers	803
Futures contracts	(5,441)
Swap contracts	137,599	(189,474)
Net realized gain and unrealized depreciation		(146,316)

Net increase in net assets resulting from operations		$162,925

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

32	Intermediate Bond Fund of America

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Year ended August 31,
	2021	2020
Operations:
Net investment income	$309,241	$370,803
Net realized gain	43,158	779,606
Net unrealized (depreciation) appreciation	(189,474)	427,710
Net increase in net assets resulting from operations	162,925	1,578,119

Distributions paid or accrued to shareholders	(919,571)	(573,982)

Net capital share transactions	5,500,188	5,285,523

Total increase in net assets	4,743,542	6,289,660

Net assets:
Beginning of year	26,952,333	20,662,673
End of year	$31,695,875	$26,952,333

See notes to financial statements.

Intermediate Bond Fund of America	33

Notes to financial statements

1. Organization

Intermediate Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

34	Intermediate Bond Fund of America

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Intermediate Bond Fund of America	35

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$13,389,286	$—	$13,389,286
Corporate bonds, notes & loans	—	6,639,890	—	6,639,890
Mortgage-backed obligations	—	4,435,041	45,500	4,480,541
Asset-backed obligations	—	2,701,012	—	2,701,012
Bonds & notes of governments & government agencies outside the U.S.	—	950,049	—	950,049
Federal agency bonds & notes	—	483,138	—	483,138
Municipals	—	34,749	—	34,749
Preferred securities	—	3,210	—	3,210
Short-term securities	4,038,762	—	—	4,038,762
Total	$4,038,762	$28,636,375	$45,500	$32,720,637

36	Intermediate Bond Fund of America

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,898	$—	$—	$2,898
Unrealized appreciation on interest rate swaps	—	164,018	—	164,018
Liabilities:
Unrealized depreciation on futures contracts	(11,117)	—	—	(11,117)
Unrealized depreciation on interest rate swaps	—	(274)	—	(274)
Unrealized depreciation on credit default swaps	—	(4,315)	—	(4,315)
Total	$(8,219)	$159,429	$—	$151,210

*	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Intermediate Bond Fund of America	37

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

38	Intermediate Bond Fund of America

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $8,223,063,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

Intermediate Bond Fund of America	39

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $3,247,693,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $1,122,286,000.

40	Intermediate Bond Fund of America

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, interest rate swaps and credit default swaps as of, or for the year ended, August 31, 2021 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$2,898	Unrealized depreciation*	$11,117
Swap	Interest	Unrealized appreciation*	164,018	Unrealized depreciation*	274
Swap	Credit	Unrealized appreciation*	—	Unrealized depreciation*	4,315
			$166,916		$15,706

		Net realized loss		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(26,602)	Net unrealized depreciation on futures contracts	$(5,441)
Swap	Interest	Net realized loss on swap contracts	(19,785)	Net unrealized appreciation on swap contracts	141,914
Swap	Credit	Net realized loss on swap contracts	(11,804)	Net unrealized depreciation on swap contracts	(4,315)
			$(58,191)		$132,158

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended August 31, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2021, the fund reclassified $3,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

Intermediate Bond Fund of America	41

As of August 31, 2021, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$58,590
Capital loss carryforward[1]	(24,985)
Gross unrealized appreciation on investments	652,182
Gross unrealized depreciation on investments	(96,597)
Net unrealized appreciation on investments	555,585
Cost of investments	32,349,891

[1]	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Year ended August 31, 2021						Year ended August 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$226,573		$65,943		$292,516		$143,861		$52,293		$196,154
Class C	810		326		1,136		487		295		782
Class T	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class F-1	5,548		1,719		7,267		2,711		949		3,660
Class F-2	76,824		19,541		96,365		37,733		11,588		49,321
Class F-3	29,564		7,101		36,665		13,568		3,843		17,411
Class 529-A	11,966		3,487		15,453		8,026		2,945		10,971
Class 529-C	133		54		187		214		139		353
Class 529-E	401		129		530		266		109		375
Class 529-T	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class 529-F-1	221		—	[2]	221		2,205		709		2,914
Class 529-F-2[3]	2,869		808		3,677
Class 529-F-3[3]	—	[2]	—	[2]	—	[2]
Class R-1	87		35		122		52		32		84
Class R-2	1,687		678		2,365		989		613		1,602
Class R-2E	151		54		205		86		41		127
Class R-3	3,136		1,042		4,178		2,010		874		2,884
Class R-4	3,332		960		4,292		2,357		830		3,187
Class R-5E	240		62		302		109		33		142
Class R-5	953		247		1,200		746		225		971
Class R-6	364,003		88,887		452,890		218,242		64,802		283,044
Total	$728,498		$191,073		$919,571		$433,662		$140,320		$573,982

[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

42	Intermediate Bond Fund of America

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.120% on such assets in excess of $21 billion. On March 10, 2021, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2021, decreasing the annual rates to 0.115% and 0.110% on daily net assets in excess of $28 billion and $36 billion, respectively. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. CRMC waived investment advisory services fees of $45,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $51,080,000 were reduced to $51,035,000, both of which were equivalent to an annualized rate of 0.171% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2021, unreimbursed expenses subject to reimbursement totaled $1,111,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended August 31, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

Intermediate Bond Fund of America	43

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the year ended August 31, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$30,585	$10,254		$3,058		Not applicable
Class C	493	49		15		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	570	322		69		Not applicable
Class F-2	Not applicable	3,394		928		Not applicable
Class F-3	Not applicable	29		346		Not applicable
Class 529-A	1,270	505		160		$320
Class 529-C	78	8		2		5
Class 529-E	96	5		6		12
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	18		6		12
Class 529-F-2†	Not applicable	61		31		61
Class 529-F-3†	Not applicable	—	*	—	*	—	*
Class R-1	54	6		2		Not applicable
Class R-2	757	332		30		Not applicable
Class R-2E	49	18		3		Not applicable
Class R-3	779	232		47		Not applicable
Class R-4	361	144		43		Not applicable
Class R-5E	Not applicable	15		3		Not applicable
Class R-5	Not applicable	18		11		Not applicable
Class R-6	Not applicable	29		4,195		Not applicable
Total class-specific expenses	$35,092	$15,439		$8,955		$410

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $204,000 in the fund’s statement of operations reflects $117,000 in current fees (either paid in cash or deferred) and a net increase of $87,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $43,548,000 and $134,891,000, respectively, which generated $3,714,000 of net realized gains from such sales.

44	Intermediate Bond Fund of America

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2021.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2021

Class A	$2,955,986	211,157	$290,518		20,796		$(1,899,820)	(136,014)	$1,346,684	95,939
Class C	30,274	2,162	1,133		81		(26,621)	(1,903)	4,786	340
Class T	—	—	—		—		—	—	—	—
Class F-1	109,247	7,751	7,125		510		(145,856)	(10,465)	(29,484)	(2,204)
Class F-2	1,828,599	130,739	94,492		6,766		(1,070,559)	(76,794)	852,532	60,711
Class F-3	736,907	52,696	36,616		2,624		(357,662)	(25,627)	415,861	29,693
Class 529-A	118,910	8,495	15,431		1,104		(116,106)	(8,307)	18,235	1,292
Class 529-C	4,351	312	187		13		(5,126)	(367)	(588)	(42)
Class 529-E	3,630	259	529		38		(4,662)	(335)	(503)	(38)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	4,306	303	114		8		(125,139)	(8,818)	(120,719)	(8,507)
Class 529-F-2[3]	146,240	10,331	3,647		261		(26,922)	(1,929)	122,965	8,663
Class 529-F-3[3]	10	1	—	[2]	—	[2]	—	—	10	1
Class R-1	2,230	160	122		9		(3,122)	(224)	(770)	(55)
Class R-2	28,379	2,027	2,357		169		(35,857)	(2,566)	(5,121)	(370)
Class R-2E	3,844	275	204		15		(3,555)	(256)	493	34
Class R-3	50,024	3,568	4,154		297		(55,838)	(3,996)	(1,660)	(131)
Class R-4	43,410	3,095	4,285		307		(50,751)	(3,626)	(3,056)	(224)
Class R-5E	6,159	440	301		21		(2,848)	(204)	3,612	257
Class R-5	7,871	562	1,199		86		(13,028)	(932)	(3,958)	(284)
Class R-6	4,075,937	291,246	451,163		32,307		(1,626,231)	(116,748)	2,900,869	206,805
Total net increase (decrease)	$10,156,314	725,579	$913,577		65,412		$(5,569,703)	(399,111)	$5,500,188	391,880

See end of table for footnotes.

Intermediate Bond Fund of America	45

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2020

Class A	$2,504,095	181,047	$194,422		14,223		$(1,498,018)	(108,780)	$1,200,499	86,490
Class C	33,086	2,387	776		57		(38,057)	(2,735)	(4,195)	(291)
Class T	—	—	—		—		—	—	—	—
Class F-1	115,755	8,265	3,579		262		(55,466)	(3,999)	63,868	4,528
Class F-2	1,758,459	126,338	48,397		3,534		(1,001,300)	(72,746)	805,556	57,126
Class F-3	552,365	39,701	17,354		1,266		(203,295)	(14,669)	366,424	26,298
Class 529-A	154,323	11,152	10,943		801		(112,585)	(8,161)	52,681	3,792
Class 529-C	10,194	741	352		26		(25,213)	(1,804)	(14,667)	(1,037)
Class 529-E	4,934	358	374		27		(3,847)	(279)	1,461	106
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	—[2]
Class 529-F-1	32,793	2,385	2,904		212		(25,302)	(1,834)	10,395	763
Class R-1	1,969	142	84		6		(1,280)	(92)	773	56
Class R-2	33,679	2,437	1,592		117		(31,956)	(2,317)	3,315	237
Class R-2E	8,299	604	125		9		(6,581)	(480)	1,843	133
Class R-3	57,214	4,138	2,861		210		(49,264)	(3,589)	10,811	759
Class R-4	44,979	3,256	3,174		232		(41,364)	(3,006)	6,789	482
Class R-5E	4,477	324	141		10		(1,275)	(92)	3,343	242
Class R-5	15,194	1,102	967		71		(13,241)	(957)	2,920	216
Class R-6	3,797,203	273,599	282,959		20,663		(1,306,455)	(95,051)	2,773,707	199,211
Total net increase (decrease)	$9,129,018	657,976	$571,004		41,726		$(4,414,499)	(320,591)	$5,285,523	379,111

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $97,218,050,000 and $102,693,468,000, respectively, during the year ended August 31, 2021.

46	Intermediate Bond Fund of America

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
8/31/2021	$14.22	$.11	$(.06)	$.05	$(.12)	$(.29)	$(.41)	$13.86	.34%	$10,608		.61%		.61%		.80%
8/31/2020	13.62	.19	.73	.92	(.20)	(.12)	(.32)	14.22	6.89	9,521		.63		.63		1.41
8/31/2019	13.14	.26	.47	.73	(.25)	—	(.25)	13.62	5.60	7,945		.63		.63		1.92
8/31/2018	13.49	.21	(.37)	(.16)	(.19)	—	(.19)	13.14	(1.15)	7,317		.60		.60		1.61
8/31/2017	13.59	.16	(.04)	.12	(.14)	(.08)	(.22)	13.49	.93	7,391		.61		.61		1.17
Class C:
8/31/2021	14.21	.02	(.07)	(.05)	(.03)	(.29)	(.32)	13.84	(.34)	50		1.30		1.30		.11
8/31/2020	13.62	.10	.72	.82	(.11)	(.12)	(.23)	14.21	6.07	47		1.33		1.33		.72
8/31/2019	13.14	.15	.48	.63	(.15)	—	(.15)	13.62	4.81	49		1.38		1.38		1.16
8/31/2018	13.49	.11	(.37)	(.26)	(.09)	—	(.09)	13.14	(1.92)	56		1.39		1.39		.81
8/31/2017	13.59	.05	(.03)	.02	(.04)	(.08)	(.12)	13.49	.17	74		1.39		1.39		.38
Class T:
8/31/2021	14.21	.15	(.06)	.09	(.16)	(.29)	(.45)	13.85	.62 [5]	—	[6]	.32	[5]	.32	[5]	1.09	[5]
8/31/2020	13.62	.24	.71	.95	(.24)	(.12)	(.36)	14.21	7.12 [5]	—	[6]	.34	[5]	.34	[5]	1.71	[5]
8/31/2019	13.14	.29	.47	.76	(.28)	—	(.28)	13.62	5.86 [5]	—	[6]	.37	[5]	.37	[5]	2.17	[5]
8/31/2018	13.49	.24	(.36)	(.12)	(.23)	—	(.23)	13.14	(.91)[5]	—	[6]	.37	[5]	.37	[5]	1.84	[5]
8/31/2017[7,8]	13.38	.08	.10	.18	(.07)	—	(.07)	13.49	1.36 [5,9]	—	[6]	.16	[5,9]	.16	[5,9]	.60	[5,9]
Class F-1:
8/31/2021	14.22	.11	(.06)	.05	(.12)	(.29)	(.41)	13.86	.34	186		.60		.60		.78
8/31/2020	13.63	.19	.72	.91	(.20)	(.12)	(.32)	14.22	6.81	222		.63		.63		1.38
8/31/2019	13.14	.25	.48	.73	(.24)	—	(.24)	13.63	5.63	151		.68		.68		1.87
8/31/2018	13.49	.20	(.36)	(.16)	(.19)	—	(.19)	13.14	(1.22)	150		.67		.67		1.53
8/31/2017	13.59	.15	(.03)	.12	(.14)	(.08)	(.22)	13.49	.87	188		.67		.67		1.10
Class F-2:
8/31/2021	14.22	.15	(.06)	.09	(.16)	(.29)	(.45)	13.86	.63	3,388		.32		.32		1.10
8/31/2020	13.62	.23	.73	.96	(.24)	(.12)	(.36)	14.22	7.18	2,613		.36		.36		1.66
8/31/2019	13.14	.29	.47	.76	(.28)	—	(.28)	13.62	5.87	1,726		.36		.36		2.20
8/31/2018	13.49	.25	(.38)	(.13)	(.22)	—	(.22)	13.14	(.92)	1,068		.37		.37		1.86
8/31/2017	13.59	.19	(.03)	.16	(.18)	(.08)	(.26)	13.49	1.17	755		.38		.38		1.41
Class F-3:
8/31/2021	14.21	.17	(.07)	.10	(.17)	(.29)	(.46)	13.85	.74	1,316		.21		.21		1.21
8/31/2020	13.62	.24	.73	.97	(.26)	(.12)	(.38)	14.21	7.23	929		.24		.24		1.76
8/31/2019	13.13	.30	.49	.79	(.30)	—	(.30)	13.62	5.97	532		.27		.27		2.28
8/31/2018	13.49	.26	(.38)	(.12)	(.24)	—	(.24)	13.13	(.82)	453		.27		.27		1.95
8/31/2017[7,10]	13.36	.13	.12	.25	(.12)	—	(.12)	13.49	1.85 [9]	328		.27	[11]	.27	[11]	1.64	[11]
Class 529-A:
8/31/2021	14.22	.11	(.06)	.05	(.12)	(.29)	(.41)	13.86	.34	529		.60		.60		.81
8/31/2020	13.62	.19	.73	.92	(.20)	(.12)	(.32)	14.22	6.88	524		.64		.64		1.40
8/31/2019	13.14	.25	.47	.72	(.24)	—	(.24)	13.62	5.54	450		.68		.68		1.87
8/31/2018	13.49	.20	(.37)	(.17)	(.18)	—	(.18)	13.14	(1.23)	417		.68		.68		1.54
8/31/2017	13.59	.15	(.03)	.12	(.14)	(.08)	(.22)	13.49	.87	381		.67		.67		1.11

See end of table for footnotes.

Intermediate Bond Fund of America	47

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
8/31/2021	$14.21	$.01	$(.07)	$(.06)	$(.03)	$(.29)	$(.32)	$13.83	(.42)%		$8		1.33%		1.33%		.07%
8/31/2020	13.62	.10	.71	.81	(.10)	(.12)	(.22)	14.21	6.04		8		1.37		1.37		.74
8/31/2019	13.13	.15	.49	.64	(.15)	—	(.15)	13.62	4.80		22		1.39		1.39		1.16
8/31/2018	13.48	.10	(.36)	(.26)	(.09)	—	(.09)	13.13	(1.87)		22		1.43		1.43		.73
8/31/2017	13.59	.05	(.04)	.01	(.04)	(.08)	(.12)	13.48	.06		62		1.44		1.44		.35
Class 529-E:
8/31/2021	14.22	.09	(.07)	.02	(.09)	(.29)	(.38)	13.86	.15		18		.79		.79		.61
8/31/2020	13.62	.17	.73	.90	(.18)	(.12)	(.30)	14.22	6.69		19		.82		.82		1.22
8/31/2019	13.14	.22	.48	.70	(.22)	—	(.22)	13.62	5.35		17		.86		.86		1.69
8/31/2018	13.49	.18	(.37)	(.19)	(.16)	—	(.16)	13.14	(1.41)		16		.87		.87		1.34
8/31/2017	13.59	.12	(.03)	.09	(.11)	(.08)	(.19)	13.49	.67		17		.88		.88		.90
Class 529-T:
8/31/2021	14.21	.15	(.07)	.08	(.15)	(.29)	(.44)	13.85	.51	[5]	—	[6]	.37	[5]	.37	[5]	1.04	[5]
8/31/2020	13.62	.23	.71	.94	(.23)	(.12)	(.35)	14.21	7.13	[5]	—	[6]	.40	[5]	.40	[5]	1.65	[5]
8/31/2019	13.14	.28	.47	.75	(.27)	—	(.27)	13.62	5.79	[5]	—	[6]	.44	[5]	.44	[5]	2.10	[5]
8/31/2018	13.49	.23	(.36)	(.13)	(.22)	—	(.22)	13.14	(.98)[5]		—	[6]	.45	[5]	.45	[5]	1.77	[5]
8/31/2017[7,8]	13.38	.08	.10	.18	(.07)	—	(.07)	13.49	1.34	[5,9]	—	[6]	.17	[5,9]	.17	[5,9]	.59	[5,9]
Class 529-F-1:
8/31/2021	14.22	.14	(.06)	.08	(.15)	(.29)	(.44)	13.86	.54	[5]	—	[6]	.36	[5]	.36	[5]	.98	[5]
8/31/2020	13.62	.23	.72	.95	(.23)	(.12)	(.35)	14.22	7.14		121		.40		.40		1.65
8/31/2019	13.14	.28	.47	.75	(.27)	—	(.27)	13.62	5.79		106		.44		.44		2.11
8/31/2018	13.49	.23	(.36)	(.13)	(.22)	—	(.22)	13.14	(.99)		95		.44		.44		1.77
8/31/2017	13.59	.18	(.03)	.15	(.17)	(.08)	(.25)	13.49	1.10		90		.45		.45		1.34
Class 529-F-2:
8/31/2021[7,12]	14.19	.13	(.04)	.09	(.13)	(.29)	(.42)	13.86	.64	[9]	120		.33	[11]	.33	[11]	1.09	[11]
Class 529-F-3:
8/31/2021[7,12]	14.19	.13	(.04)	.09	(.13)	(.29)	(.42)	13.86	.67	[9]	—	[6]	.36	[11]	.29	[11]	1.14	[11]
Class R-1:
8/31/2021	14.21	.01	(.06)	(.05)	(.03)	(.29)	(.32)	13.84	(.35)		5		1.31		1.31		.08
8/31/2020	13.62	.09	.72	.81	(.10)	(.12)	(.22)	14.21	6.04		6		1.37		1.37		.67
8/31/2019	13.14	.15	.48	.63	(.15)	—	(.15)	13.62	4.80		5		1.39		1.39		1.14
8/31/2018	13.49	.11	(.37)	(.26)	(.09)	—	(.09)	13.14	(1.92)		7		1.39		1.39		.82
8/31/2017	13.59	.05	(.03)	.02	(.04)	(.08)	(.12)	13.49	.18		7		1.39		1.39		.38

See end of table for footnotes.

48	Intermediate Bond Fund of America

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income to average net assets[3]
Class R-2:
8/31/2021	$14.21	$.02	$(.07)	$(.05)	$(.03)	$(.29)	$(.32)	$13.84	(.33)%	$96		1.29%	1.29%	.12%
8/31/2020	13.62	.10	.72	.82	(.11)	(.12)	(.23)	14.21	6.08	103		1.32	1.32	.73
8/31/2019	13.13	.16	.48	.64	(.15)	—	(.15)	13.62	4.83	96		1.36	1.36	1.19
8/31/2018	13.48	.11	(.37)	(.26)	(.09)	—	(.09)	13.13	(1.83)	97		1.37	1.37	.84
8/31/2017	13.59	.05	(.04)	.01	(.04)	(.08)	(.12)	13.48	.11	105		1.40	1.40	.38
Class R-2E:
8/31/2021	14.20	.05	(.06)	(.01)	(.06)	(.29)	(.35)	13.84	(.07)	8		1.02	1.02	.38
8/31/2020	13.61	.14	.71	.85	(.14)	(.12)	(.26)	14.20	6.37	8		1.06	1.06	1.00
8/31/2019	13.12	.20	.48	.68	(.19)	—	(.19)	13.61	5.11	6		1.09	1.09	1.47
8/31/2018	13.48	.15	(.38)	(.23)	(.13)	—	(.13)	13.12	(1.65)	4		1.10	1.10	1.11
8/31/2017	13.58	.10	(.04)	.06	(.08)	(.08)	(.16)	13.48	.46	4		1.09	1.09	.72
Class R-3:
8/31/2021	14.22	.08	(.07)	.01	(.08)	(.29)	(.37)	13.86	.09	148		.86	.86	.55
8/31/2020	13.62	.16	.73	.89	(.17)	(.12)	(.29)	14.22	6.62	154		.89	.89	1.16
8/31/2019	13.14	.22	.47	.69	(.21)	—	(.21)	13.62	5.29	137		.92	.92	1.63
8/31/2018	13.49	.17	(.37)	(.20)	(.15)	—	(.15)	13.14	(1.47)	131		.92	.92	1.28
8/31/2017	13.59	.11	(.03)	.08	(.10)	(.08)	(.18)	13.49	.62	145		.93	.93	.85
Class R-4:
8/31/2021	14.22	.12	(.07)	.05	(.12)	(.29)	(.41)	13.86	.39	139		.56	.56	.85
8/31/2020	13.63	.20	.72	.92	(.21)	(.12)	(.33)	14.22	6.86	146		.58	.58	1.47
8/31/2019	13.14	.26	.48	.74	(.25)	—	(.25)	13.63	5.69	133		.62	.62	1.93
8/31/2018	13.49	.21	(.37)	(.16)	(.19)	—	(.19)	13.14	(1.17)	124		.62	.62	1.59
8/31/2017	13.59	.16	(.04)	.12	(.14)	(.08)	(.22)	13.49	.93	131		.62	.62	1.17
Class R-5E:
8/31/2021	14.22	.15	(.07)	.08	(.15)	(.29)	(.44)	13.86	.58	11		.36	.36	1.06
8/31/2020	13.62	.22	.74	.96	(.24)	(.12)	(.36)	14.22	7.15	8		.38	.38	1.62
8/31/2019	13.14	.29	.47	.76	(.28)	—	(.28)	13.62	5.82	4		.42	.42	2.14
8/31/2018	13.49	.26	(.39)	(.13)	(.22)	—	(.22)	13.14	(.93)	1		.40	.40	1.98
8/31/2017	13.59	.19	(.03)	.16	(.18)	(.08)	(.26)	13.49	1.20	—	[6]	.51	.35	1.43
Class R-5:
8/31/2021	14.22	.16	(.06)	.10	(.17)	(.29)	(.46)	13.86	.68	34		.26	.26	1.14
8/31/2020	13.63	.24	.72	.96	(.25)	(.12)	(.37)	14.22	7.18	39		.28	.28	1.76
8/31/2019	13.14	.30	.48	.78	(.29)	—	(.29)	13.63	6.00	34		.32	.32	2.23
8/31/2018	13.49	.25	(.37)	(.12)	(.23)	—	(.23)	13.14	(.87)	33		.32	.32	1.88
8/31/2017	13.59	.20	(.04)	.16	(.18)	(.08)	(.26)	13.49	1.23	38		.32	.32	1.47
Class R-6:
8/31/2021	14.22	.17	(.08)	.09	(.17)	(.29)	(.46)	13.85	.67	15,032		.21	.21	1.21
8/31/2020	13.62	.25	.73	.98	(.26)	(.12)	(.38)	14.22	7.32	12,484		.23	.23	1.80
8/31/2019	13.14	.30	.48	.78	(.30)	—	(.30)	13.62	5.98	9,250		.27	.27	2.29
8/31/2018	13.49	.26	(.37)	(.11)	(.24)	—	(.24)	13.14	(.82)	7,642		.27	.27	1.96
8/31/2017	13.59	.21	(.04)	.17	(.19)	(.08)	(.27)	13.49	1.28	5,371		.27	.27	1.54

	Year ended August 31,
Portfolio turnover rate for all share classes[13,14]	2021	2020	2019	2018	2017
Excluding mortgage dollar roll transactions	85%	98%	90%	73%	78%
Including mortgage dollar roll transactions	434%	452%	168%	173%	177%

See end of table for footnotes.

Intermediate Bond Fund of America	49

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class T and 529-T shares began investment operations on April 7, 2017.
[9]	Not annualized.
[10]	Class F-3 shares began investment operations on January 27, 2017.
[11]	Annualized.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Refer to Note 5 for more information on mortagage dollar rolls.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

50	Intermediate Bond Fund of America

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Intermediate Bond Fund of America:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Intermediate Bond Fund of America (the “Fund”), including the investment portfolio, as of August 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California
October 12, 2021

We have served as the auditor of one or more American Funds investment companies since 1956.

Intermediate Bond Fund of America	51

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2021, through August 31, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

52	Intermediate Bond Fund of America

Expense example (continued)

	Beginning account value 3/1/2021	Ending account value 8/31/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,004.39	$3.08	.61%
Class A – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class C – actual return	1,000.00	1,001.24	6.56	1.30
Class C – assumed 5% return	1,000.00	1,018.65	6.61	1.30
Class T – actual return	1,000.00	1,005.84	1.62	.32
Class T – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class F-1 – actual return	1,000.00	1,004.42	3.08	.61
Class F-1 – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class F-2 – actual return	1,000.00	1,005.85	1.62	.32
Class F-2 – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class F-3 – actual return	1,000.00	1,006.42	1.06	.21
Class F-3 – assumed 5% return	1,000.00	1,024.15	1.07	.21
Class 529-A – actual return	1,000.00	1,004.43	3.03	.60
Class 529-A – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 529-C – actual return	1,000.00	1,000.42	6.76	1.34
Class 529-C – assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class 529-E – actual return	1,000.00	1,003.48	3.99	.79
Class 529-E – assumed 5% return	1,000.00	1,021.22	4.02	.79
Class 529-T – actual return	1,000.00	1,005.61	1.87	.37
Class 529-T – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class 529-F-1 – actual return	1,000.00	1,005.27	2.17	.43
Class 529-F-1 – assumed 5% return	1,000.00	1,023.04	2.19	.43
Class 529-F-2 – actual return	1,000.00	1,005.83	1.67	.33
Class 529-F-2 – assumed 5% return	1,000.00	1,023.54	1.68	.33
Class 529-F-3 – actual return	1,000.00	1,005.99	1.47	.29
Class 529-F-3 – assumed 5% return	1,000.00	1,023.74	1.48	.29
Class R-1 – actual return	1,000.00	1,001.28	6.51	1.29
Class R-1 – assumed 5% return	1,000.00	1,018.70	6.56	1.29
Class R-2 – actual return	1,000.00	1,001.34	6.46	1.28
Class R-2 – assumed 5% return	1,000.00	1,018.75	6.51	1.28
Class R-2E – actual return	1,000.00	1,002.38	5.15	1.02
Class R-2E – assumed 5% return	1,000.00	1,020.06	5.19	1.02
Class R-3 – actual return	1,000.00	1,003.19	4.29	.85
Class R-3 – assumed 5% return	1,000.00	1,020.92	4.33	.85
Class R-4 – actual return	1,000.00	1,004.66	2.83	.56
Class R-4 – assumed 5% return	1,000.00	1,022.38	2.85	.56
Class R-5E – actual return	1,000.00	1,005.65	1.82	.36
Class R-5E – assumed 5% return	1,000.00	1,023.39	1.84	.36
Class R-5 – actual return	1,000.00	1,006.17	1.31	.26
Class R-5 – assumed 5% return	1,000.00	1,023.89	1.33	.26
Class R-6 – actual return	1,000.00	1,006.42	1.06	.21
Class R-6 – assumed 5% return	1,000.00	1,024.15	1.07	.21

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Intermediate Bond Fund of America	53

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2021:

Long-term capital gains	$190,781,000
Qualified dividend income	$63,000
Section 163(j) interest dividends	$371,128,000
Corporate dividends received deduction	$63,000
U.S. government income that may be exempt from state taxation	$131,721,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2022, to determine the calendar year amounts to be included on their 2021 tax returns. Shareholders should consult their tax advisors.

54	Intermediate Bond Fund of America

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2022. The agreement was amended to add additional advisory fee breakpoints for when the fund’s net assets exceed $28 billion and $36 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2020. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses were generally competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

Intermediate Bond Fund of America	55

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

56	Intermediate Bond Fund of America

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Intermediate Bond Fund of America	57

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Francisco G. Cigarroa, MD 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	86	None
James G. Ellis, 1947	2006	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	99	Advanced Merger Partners; J. G. Boswell (agricultural production); Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	87	None
Mary Davis Holt, 1950	2015–2016; 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	87	None
R. Clark Hooper, 1946	2005	Private investor	90	None
Merit E. Janow, 1958	2010	Dean and Professor, Columbia University, School of International and Public Affairs	93	Mastercard Incorporated; Trimble Inc.
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2010	President and CEO, Texas 2036; former President Margaret Spellings & Company (public policy and strategic consulting); former President The University of North Carolina; former President, George W. Bush Foundation	91	None
Alexandra Trower, 1964	2018	Former Executive Vice President, Global Communications 86 and Corporate Officer, The Estée Lauder Companies		None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	86	Air Transport Service Group, Inc. (aircraft leasing and air cargo transportation); Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.; Romeo Power, Inc. (manufacturer of batteries for electric vehicles)

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970 Trustee	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	86	None
Karl J. Zeile, 1966 Trustee	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company	21	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 59 for footnotes.

58	Intermediate Bond Fund of America

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
John R. Queen, 1965 President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Senior Vice President — Private Client Services Division, Capital Bank and Trust Company[6]
Kristine M. Nishiyama, 1970 Principal Executive Officer	2003	Senior Vice President and Senior Counsel — Fund Business Management Group,
Capital Research and Management Company; Chair, Senior Vice President,
		General Counsel and Director, Capital Bank and Trust Company[6]
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
David J. Betanzos, 1974 Senior Vice President	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Karen Choi, 1973 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Fergus N. MacDonald, 1969 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]
Vincent J. Gonzales, 1984 Vice President	2020	Vice President — Capital Fixed Income Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2015	Senior Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Becky L. Park, 1979 Assistant Treasurer	2021	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

Intermediate Bond Fund of America	59

Office of the fund
333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

60	Intermediate Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Intermediate Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

IBFA

Registrant:

a) Audit Fees:
Audit	2020	260,000
	2021	146,000

b) Audit-Related Fees:
	2020	5,000
	2021	4,000

c) Tax Fees:
	2020	8,000
	2021	8,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2020	None
	2021	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2020	2,043,000
	2021	1,341,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2020	83,000
	2021	1,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2020	2,000
	2021	2,000
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were, $2,141,000 for fiscal year 2020 and $1,356,000 for fiscal year 2021. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Principal Executive Officer

Date: October 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Principal Executive Officer

Date: October 29, 2021

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: October 29, 2021